Consolidated Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.90% Floor + 1.85%), 7.18%,
05/15/37 ................. USD 100 $ 99,125
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.24%,
04/20/34 ................. 250 248,125
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR +
1.30%), 6.63%, 04/20/34 ....... 150 149,139
496,389
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR + 1.35%),
5.01%, 01/15/32
(b)(c)
.......... EUR 100 103,143
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. LIBOR USD +
0.30%), 5.95%, 05/25/36
(b)
..... USD 17 16,590
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 163 137,479
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 41 30,778
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 89 86,097
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
71 68,457
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 96,399
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 81,481
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 79,439
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 41 39,274
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
200 174,000
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 4.75% Floor +
4.86%), 10.20%, 10/15/41
(a)(b)
... 125 131,723
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ 159 133,258
1,074,975
Total Asset-Backed Securities — 1.2%
(Cost: $1,833,051) .............................. 1,674,507
Security
Shares
Shares Value
Common Stocks
Australia — 0.5%
ANZ Group Holdings Ltd. ........ 496 $ 8,135
BHP Group Ltd. ............... 2,743 77,053
Endeavour Group Ltd. .......... 1,777 6,000
Glencore plc ................. 71,493 407,118
Medibank Pvt Ltd. ............. 8,671 19,138
Metcash Ltd. ................. 3,545 8,582
Newcrest Mining Ltd. ........... 206 3,246
Northern Star Resources Ltd. ...... 1,351 8,971
Origin Energy Ltd. ............. 3,335 18,779
Qantas Airways Ltd.
(e)
........... 2,968 9,826
Quintis HoldCo Pty. Ltd.
(d)(e)
....... 218,994 1
South32 Ltd. ................. 5,319 11,485
Wesfarmers Ltd. .............. 474 16,042
WiseTech Global Ltd. ........... 152 6,310
Woolworths Group Ltd. .......... 712 17,046
617,732
Belgium — 0.0%
Ackermans & van Haaren NV ..... 30 4,533
KBC Group NV ............... 345 21,479
UCB SA .................... 73 5,979
31,991
Brazil — 0.2%
Ambev SA .................. 23,871 62,307
B3 SA - Brasil Bolsa Balcao ....... 10,362 25,294
Cielo SA .................... 36,790 25,836
Cosan SA ................... 1,463 4,965
Embraer SA
(e)
................ 5,639 19,363
Engie Brasil Energia SA ......... 420 3,464
Lojas Renner SA .............. 7,075 18,861
MercadoLibre, Inc.
(e)
............ 26 32,965
Petroreconcavo S/A ............ 165 687
Telefonica Brasil SA ............ 2,021 17,277
TIM SA .................... 1,243 3,697
Transmissora Alianca de Energia
Eletrica SA ................ 822 5,657
220,373
Canada — 1.4%
Barrick Gold Corp. ............. 2,796 40,615
BCE, Inc. ................... 144 5,497
Brookfield Corp., Class A ......... 509 15,915
Cameco Corp. ................ 6,272 248,622
Canadian National Railway Co. .... 703 76,131
Canadian Natural Resources Ltd. ... 116 7,502
Canadian Tire Corp. Ltd., Class A ... 29 3,118
Enbridge, Inc. ................ 26,071 864,715
George Weston Ltd. ............ 90 9,981
Loblaw Cos. Ltd. .............. 108 9,176
Metro, Inc. .................. 1,080 56,089
National Bank of Canada ........ 97 6,444
Pembina Pipeline Corp. ......... 1,471 44,230
Rogers Communications, Inc., Class B 806 30,946
Royal Bank of Canada .......... 538 47,017
Shopify, Inc., Class A
(e)
.......... 547 29,858
Suncor Energy, Inc. ............ 9,493 326,463
Teck Resources Ltd., Class B ..... 1,603 69,073
TELUS Corp. ................ 410 6,695
1,898,087
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $73,809)
(d)(e)(f)
.... 38 19,941

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China — 0.9%
Agricultural Bank of China Ltd., Class H 19,000 $ 7,065
Alibaba Group Holding Ltd.
(e)
...... 5,300 57,464
Anhui Gujing Distillery Co. Ltd., Class B 100 1,676
Baidu, Inc., Class A
(e)
........... 2,600 43,760
BOC Hong Kong Holdings Ltd. ..... 1,500 4,095
BYD Co. Ltd., Class H .......... 12,000 369,723
China Construction Bank Corp., Class
H ...................... 41,000 23,048
China Merchants Bank Co. Ltd., Class
H ...................... 3,500 14,531
China Tower Corp. Ltd., Class H
(a)(c)
. 76,000 7,260
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A .. 2,100 3,891
Dongfang Electric Corp. Ltd., Class A 2,831 6,075
ENN Energy Holdings Ltd. ........ 700 5,768
Industrial & Commercial Bank of China
Ltd., Class H ............... 31,000 14,869
JA Solar Technology Co. Ltd., Class A 900 3,168
JD Health International, Inc.
(a)(c)(e)
... 850 4,368
JD.com, Inc., Class A ........... 804 11,697
Kindstar Globalgene Technology, Inc.
(a)
(c)(d)(e)
.................... 55,500 11,198
Lenovo Group Ltd. ............. 8,000 8,203
Li Auto, Inc., Class A
(e)
.......... 2,700 48,183
LONGi Green Energy Technology Co.
Ltd., Class A ............... 16,361 61,440
Meituan
(a)(c)(e)
................. 1,730 25,044
Ningbo Deye Technology Co. Ltd.,
Class A .................. 2,177 23,144
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 1,200 6,882
NXP Semiconductors NV ........ 149 29,788
PetroChina Co. Ltd., Class H ...... 22,000 16,488
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H ............ 2,500 5,846
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A ............ 400 13,214
SITC International Holdings Co. Ltd. . 5,000 8,389
Tencent Holdings Ltd. ........... 7,100 275,224
Trina Solar Co. Ltd., Class A ...... 5,706 23,994
Trip.com Group Ltd.
(e)
........... 550 19,386
Want Want China Holdings Ltd. .... 5,000 3,259
Wilmar International Ltd. ......... 3,500 9,524
Yum China Holdings, Inc. ........ 142 7,912
1,175,576
Denmark — 0.3%
AP Moller - Maersk A/S, Class B .... 21 37,777
DSV A/S .................... 300 55,902
Novo Nordisk A/S, Class B ....... 3,665 333,703
427,382
Finland — 0.0%
Elisa OYJ ................... 411 19,059
Kesko OYJ, Class B ............ 239 4,282
Kone OYJ, Class B ............ 776 32,701
56,042
France — 2.6%
Accor SA ................... 3,508 117,990
AXA SA .................... 624 18,513
BNP Paribas SA .............. 11,958 760,365
Bollore SE .................. 1,302 6,988
Carrefour SA ................. 629 10,803
Cie de Saint-Gobain SA ......... 9,014 539,492
Dassault Systemes SE .......... 1,186 44,051
EssilorLuxottica SA ............ 2,613 454,520
Security
Shares
Shares Value
France (continued)
Hermes International SCA ........ 44 $ 80,204
Kering SA ................... 554 251,717
La Francaise des Jeux SAEM
(a)(c)
... 693 22,508
L'Oreal SA .................. 224 92,828
LVMH Moet Hennessy Louis Vuitton SE 800 603,865
Remy Cointreau SA ............ 35 4,267
SCOR SE ................... 330 10,246
Societe Generale SA ........... 1,006 24,343
Teleperformance SE ............ 79 9,919
TotalEnergies SE .............. 3,351 220,326
Vinci SA .................... 3,374 373,269
Worldline SA
(a)(c)(e)
............. 142 3,986
3,650,200
Germany — 1.9%
BASF SE ................... 218 9,868
Bayer AG (Registered) .......... 4,211 202,231
Bayerische Motoren Werke AG .... 967 98,215
Carl Zeiss Meditec AG .......... 121 10,548
Commerzbank AG ............. 10,996 124,797
Continental AG ............... 245 17,214
Deutsche Lufthansa AG (Registered)
(e)
578 4,574
Fresenius SE & Co. KGaA ........ 241 7,486
Lanxess AG ................. 842 21,287
Mercedes-Benz Group AG ........ 4,893 340,537
Merck KGaA ................. 314 52,346
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 39 15,189
SAP SE .................... 6,030 780,535
SAP SE, ADR
(g)
............... 500 64,660
Scout24 SE
(a)(c)
............... 198 13,729
Siemens AG (Registered) ........ 4,936 705,398
Symrise AG ................. 628 59,785
Telefonica Deutschland Holding AG . 7,970 14,255
thyssenkrupp AG .............. 2,562 19,477
United Internet AG (Registered) .... 140 2,992
Zalando SE
(a)(c)(e)
.............. 1,731 38,460
2,603,583
Hong Kong — 0.3%
AIA Group Ltd. ............... 35,000 283,050
ASMPT Ltd. ................. 1,000 8,910
CK Asset Holdings Ltd. .......... 2,000 10,505
Hang Seng Bank Ltd. ........... 700 8,685
Hongkong Land Holdings Ltd. ..... 1,600 5,706
MTR Corp. Ltd. ............... 2,000 7,901
Orient Overseas International Ltd. .. 1,500 19,979
Prudential plc ................ 1,122 12,061
WH Group Ltd.
(a)(c)
............. 14,000 7,328
364,125
India — 0.1%
Bajaj Auto Ltd. ................ 282 17,152
Eicher Motors Ltd. ............. 195 8,079
HCL Technologies Ltd. .......... 355 5,262
Indian Oil Corp. Ltd. ............ 4,444 4,861
Kotak Mahindra Bank Ltd. ........ 524 10,920
Tata Consultancy Services Ltd. .... 156 6,605
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $67,547)
(d)
(e)(f)
..................... 45 33,894
86,773
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 38,100 21,707

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ireland — 0.0%
Kingspan Group plc ............ 766 $ 57,207
Israel — 0.3%
Nice Ltd., ADR
(e)(g)
............. 2,252 382,840
Italy — 0.6%
Coca-Cola HBC AG ............ 895 24,473
Enel SpA ................... 3,089 18,944
Ferrari NV .................. 611 180,114
FinecoBank Banca Fineco SpA .... 1,067 12,884
Intesa Sanpaolo SpA ........... 112,630 288,470
Snam SpA .................. 3,584 16,817
UniCredit SpA ................ 10,907 259,875
801,577
Japan — 4.0%
AGC, Inc. ................... 100 3,505
Alfresa Holdings Corp. .......... 500 8,198
ANA Holdings, Inc.
(e)
............ 300 6,281
Aozora Bank Ltd.
(g)
............. 800 16,344
Astellas Pharma, Inc. ........... 3,550 49,138
Bank of Kyoto Ltd. (The) ......... 200 11,273
BayCurrent Consulting, Inc. ....... 1,100 36,655
Bridgestone Corp. ............. 300 11,690
Chugai Pharmaceutical Co. Ltd. .... 200 6,167
Coca-Cola Bottlers Japan Holdings,
Inc. ..................... 500 6,569
East Japan Railway Co. ......... 100 5,723
FANUC Corp. ................ 13,200 343,298
FUJIFILM Holdings Corp. ........ 900 52,065
Heiwa Corp. ................. 200 2,870
Honda Motor Co. Ltd. ........... 27,300 307,117
Hoya Corp. .................. 2,559 262,086
Ito En Ltd. ................... 200 6,424
Japan Airlines Co. Ltd. .......... 25,900 503,216
Japan Post Bank Co. Ltd. ........ 2,000 17,404
Jeol Ltd. .................... 100 2,975
JFE Holdings, Inc. ............. 700 10,251
Kakaku.com, Inc. .............. 900 9,114
Kamigumi Co. Ltd. ............. 300 6,178
Kawasaki Heavy Industries Ltd. .... 700 16,936
Kawasaki Kisen Kaisha Ltd.
(g)
..... 900 30,713
Kewpie Corp. ................ 300 4,823
Keyence Corp. ............... 1,381 510,730
Komatsu Ltd. ................ 7,100 191,495
Kose Corp. .................. 2,000 144,964
Kyocera Corp. ................ 200 10,140
Lixil Corp. ................... 2,200 25,568
M3, Inc. .................... 200 3,628
Makita Corp. ................. 300 7,398
Mani, Inc. ................... 300 3,638
Marubeni Corp. ............... 600 9,353
Mazda Motor Corp. ............ 1,500 17,032
Medipal Holdings Corp. .......... 300 5,071
MEIJI Holdings Co. Ltd. ......... 400 9,942
Mitsubishi Electric Corp. ......... 500 6,177
Mitsubishi Heavy Industries Ltd. .... 400 22,311
Mitsubishi Motors Corp. ......... 6,300 27,457
Mitsubishi UFJ Financial Group, Inc. . 89,200 755,895
Mitsui & Co. Ltd. .............. 9,000 326,430
Mitsui OSK Lines Ltd.
(g)
.......... 1,200 32,975
Money Forward, Inc.
(e)
.......... 200 6,384
NET One Systems Co. Ltd. ....... 600 11,386
Nihon M&A Center Holdings, Inc. ... 1,500 7,209
Nintendo Co. Ltd. .............. 1,000 41,553
Nippon Paint Holdings Co. Ltd. ..... 1,500 10,074
Security
Shares
Shares Value
Japan (continued)
Nippon Steel Corp. ............. 300 $ 7,028
Nippon Yusen KK .............. 2,600 67,509
Nomura Research Institute Ltd. .... 1,800 46,785
Oracle Corp. Japan ............ 100 7,407
Otsuka Corp. ................ 600 25,385
Pigeon Corp. ................. 400 4,515
Rakus Co. Ltd. ............... 2,600 35,671
Santen Pharmaceutical Co. Ltd. .... 800 7,340
Sega Sammy Holdings, Inc. ....... 1,100 20,287
Sekisui House Ltd. ............. 300 5,970
SG Holdings Co. Ltd. ........... 500 6,401
Shimano, Inc. ................ 100 13,384
Shin-Etsu Chemical Co. Ltd. ...... 1,100 31,950
Shiseido Co. Ltd. .............. 1,800 63,079
Skylark Holdings Co. Ltd.
(e)
....... 600 8,207
SMC Corp. .................. 700 313,784
SoftBank Corp. ............... 700 7,923
Sojitz Corp. .................. 200 4,381
Sompo Holdings, Inc. ........... 200 8,571
Stanley Electric Co. Ltd. ......... 600 9,475
Suzuken Co. Ltd. .............. 200 6,185
Sysmex Corp. ................ 5,700 270,848
Takeda Pharmaceutical Co. Ltd. .... 1,700 52,694
Terumo Corp. ................ 600 15,882
Tokyo Electron Ltd. ............ 400 54,637
TOTO Ltd. .................. 600 15,483
Toyota Motor Corp. ............ 24,500 439,538
Yakult Honsha Co. Ltd. .......... 200 4,857
ZOZO, Inc. .................. 2,200 40,285
5,519,284
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 253 6,424
Luxembourg — 0.0%
ArcelorMittal SA ............... 790 19,778
Mexico — 0.1%
Fibra Uno Administracion SA de CV . 11,108 18,580
Fomento Economico Mexicano SAB de
CV ..................... 1,637 17,845
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 535 13,110
Grupo Financiero Banorte SAB de CV,
Class O .................. 2,279 19,102
Southern Copper Corp.
(g)
......... 278 20,930
Wal-Mart de Mexico SAB de CV .... 15,609 58,916
148,483
Netherlands — 2.3%
ABN AMRO Bank NV, CVA
(a)(c)
..... 3,629 51,287
ASML Holding NV ............. 1,542 907,853
BE Semiconductor Industries NV ... 319 31,200
ING Groep NV ................ 65,710 866,062
Koninklijke Ahold Delhaize NV ..... 323 9,735
Koninklijke Vopak NV ........... 1,279 43,750
Shell plc .................... 28,646 922,198
Shell plc, ADR
(g)
............... 5,503 354,283
Wolters Kluwer NV ............. 105 12,713
3,199,081
Norway — 0.1%
Equinor ASA ................. 2,798 91,696
Norsk Hydro ASA .............. 687 4,299
95,995

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Peru — 0.0%
Credicorp Ltd. ................ 78 $ 9,982
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 56 3,519
Saudi Arabian Oil Co.
(a)(c)
......... 522 4,863
Saudi Telecom Co. ............. 1,031 10,340
18,722
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 200 4,912
Genting Singapore Ltd. .......... 19,800 12,223
Keppel Corp. Ltd. .............. 2,300 11,421
NetLink NBN Trust
(c)
............ 3,700 2,271
Oversea-Chinese Banking Corp. Ltd. 1,200 11,222
Seatrium Ltd.
(e)
............... 95,962 9,383
Singapore Airlines Ltd. .......... 1,900 8,963
Singapore Technologies Engineering
Ltd. ..................... 3,900 11,130
Singapore Telecommunications Ltd. . 7,800 13,807
STMicroelectronics NV .......... 1,679 72,404
Venture Corp. Ltd. ............. 600 5,418
163,154
South Africa — 0.0%
Anglo American Platinum Ltd. ..... 179 6,681
Anglo American plc ............ 626 17,189
Capitec Bank Holdings Ltd. ....... 171 15,462
Kumba Iron Ore Ltd. ............ 636 15,277
54,609
South Korea — 0.5%
Amorepacific Corp. ............ 1,439 130,031
DB Insurance Co. Ltd. .......... 103 6,825
Fila Holdings Corp. ............ 164 4,382
GS Engineering & Construction Corp. 711 7,397
Hana Financial Group, Inc. ....... 220 6,892
Hanwha Aerospace Co. Ltd. ...... 130 10,061
HD Hyundai Infracore Co. Ltd. ..... 5,758 45,214
Hyundai Marine & Fire Insurance Co.
Ltd. ..................... 211 5,066
KB Financial Group, Inc. ......... 1,290 52,615
Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(e)
........ 65 5,342
Meritz Financial Group, Inc.
(e)
...... 395 16,165
NCSoft Corp. ................ 192 31,567
Samsung C&T Corp. ........... 167 13,315
Samsung Electronics Co. Ltd. ..... 1,278 64,608
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 186 35,773
SK Hynix, Inc. ................ 2,836 240,109
675,362
Spain — 0.5%
Aena SME SA
(a)(c)
.............. 53 7,975
Banco Santander SA ........... 5,302 20,190
Cellnex Telecom SA
(a)(c)
.......... 17,911 622,981
Endesa SA .................. 354 7,205
Industria de Diseno Textil SA ...... 873 32,486
Repsol SA .................. 328 5,395
696,232
Sweden — 0.3%
Assa Abloy AB, Class B ......... 6,932 150,623
Atlas Copco AB, Class A ......... 1,018 13,672
Epiroc AB, Class A ............. 748 14,202
Evolution AB
(a)(c)
............... 101 10,192
Hexagon AB, Class B ........... 1,159 9,864
Security
Shares
Shares Value
Sweden (continued)
Industrivarden AB, Class A ....... 354 $ 9,335
Nibe Industrier AB, Class B ....... 6,149 40,201
SKF AB, Class B .............. 2,139 35,511
Telefonaktiebolaget LM Ericsson, Class
B ...................... 3,773 18,381
Telia Co. AB ................. 17,216 35,511
Volvo Car AB, Class B
(e)
......... 990 4,004
341,496
Switzerland — 0.7%
Alcon, Inc. .................. 6,446 497,421
Barry Callebaut AG (Registered) .... 5 7,951
Clariant AG (Registered) ......... 1,818 28,664
Flughafen Zurich AG (Registered) ... 43 8,187
Geberit AG (Registered) ......... 18 8,976
Julius Baer Group Ltd. .......... 93 5,953
Kuehne + Nagel International AG
(Registered) ............... 187 53,133
Lonza Group AG (Registered) ..... 513 237,287
Novartis AG (Registered) ........ 1,527 155,950
PSP Swiss Property AG (Registered) 44 5,191
Swisscom AG (Registered) ....... 16 9,501
1,018,214
Taiwan — 0.5%
Acer, Inc. ................... 4,000 4,507
ASE Technology Holding Co. Ltd. ... 3,000 10,240
Asustek Computer, Inc. .......... 2,000 22,758
Chunghwa Telecom Co. Ltd. ...... 7,000 25,161
Compal Electronics, Inc. ......... 17,000 16,199
Eva Airways Corp. ............. 33,000 30,444
Far EasTone Telecommunications Co.
Ltd. ..................... 4,000 9,010
Lite-On Technology Corp. ........ 3,000 11,326
MediaTek, Inc. ................ 1,000 22,863
Quanta Computer, Inc. .......... 9,000 67,357
Taiwan Mobile Co. Ltd. .......... 3,000 8,795
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 31,000 505,494
Wistron Corp. ................ 5,000 15,834
749,988
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 2.3%
AstraZeneca plc .............. 3,359 453,077
AstraZeneca plc, ADR .......... 2,441 165,305
Auto Trader Group plc
(a)(c)
........ 6,083 45,707
BAE Systems plc .............. 40,837 496,245
Barclays plc ................. 85,801 165,375
BP plc ..................... 5,552 35,788
British American Tobacco plc ...... 704 22,105
Bunzl plc ................... 100 3,561
Burberry Group plc ............. 1,022 23,685
CNH Industrial NV ............. 3,156 38,313
Compass Group plc ............ 11,207 272,796
Direct Line Insurance Group plc
(e)
... 5,648 11,816
Dowlais Group plc ............. 3,863 5,062
Genius Sports Ltd.
(e)
............ 5,166 27,535
Kingfisher plc ................ 4,422 12,004
Legal & General Group plc ....... 3,363 9,074
Lloyds Banking Group plc ........ 90,952 48,877
London Stock Exchange Group plc .. 860 86,194
National Grid plc .............. 510 6,099
NatWest Group plc ............. 10,201 29,181
Pearson plc ................. 1,765 18,622

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
RELX plc ................... 8,960 $ 302,310
Spirax-Sarco Engineering plc ...... 1,019 117,953
Standard Chartered plc .......... 866 7,965
Unilever plc .................. 15,683 775,788
3,180,437
United States — 37.7%
3M Co. ..................... 473 44,282
Abbott Laboratories
(g)
........... 6,182 598,727
AbbVie, Inc. ................. 133 19,825
Activision Blizzard, Inc. .......... 886 82,956
Adobe, Inc.
(e)
................. 230 117,277
Advanced Micro Devices, Inc.
(e)
.... 3,683 378,686
AES Corp. (The) .............. 956 14,531
Air Products & Chemicals, Inc. ..... 1,593 451,456
Aiven, Inc.
(d)(e)
................ 647 47,367
Albemarle Corp.
(g)
............. 1,593 270,874
Allegion plc .................. 247 25,737
Allstate Corp. (The) ............ 459 51,137
Alphabet, Inc., Class C
(e)(h)
........ 17,560 2,315,286
Amazon.com, Inc.
(e)(h)
........... 14,225 1,808,282
American Airlines Group, Inc.
(e)
..... 823 10,543
American International Group, Inc. .. 297 17,998
American Tower Corp. .......... 2,456 403,889
Amgen, Inc. ................. 102 27,414
ANSYS, Inc.
(e)
................ 678 201,739
Aon plc, Class A .............. 33 10,699
APA Corp. .................. 253 10,398
Apple, Inc. .................. 15,138 2,591,777
Applied Materials, Inc. .......... 2,993 414,381
Aptiv plc
(e)
................... 2,657 261,954
Archer-Daniels-Midland Co. ....... 5,162 389,318
Assurant, Inc. ................ 134 19,240
Astra Space, Inc., Class A
(e)
....... 390 722
AT&T, Inc. ................... 1,558 23,401
Atlassian Corp., Class A
(e)
........ 193 38,891
Autodesk, Inc.
(e)
............... 497 102,834
AutoZone, Inc.
(e)
.............. 13 33,020
Ball Corp. ................... 180 8,960
Berkshire Hathaway, Inc., Class B
(e)
. 182 63,755
Boeing Co. (The)
(e)
............. 167 32,011
Booking Holdings, Inc.
(e)
......... 63 194,289
Boston Scientific Corp.
(e)(h)
........ 14,667 774,418
Broadcom, Inc. ............... 20 16,612
Bunge Ltd. .................. 3,614 391,216
Cadence Design Systems, Inc.
(e)
... 1,282 300,373
California Resources Corp.
(g)
...... 634 35,510
Campbell Soup Co.
(g)
........... 324 13,310
Centene Corp.
(e)
.............. 1,257 86,582
CF Industries Holdings, Inc. ....... 4,596 394,061
CH Robinson Worldwide, Inc. ..... 91 7,838
Charter Communications, Inc., Class
A
(e)
..................... 691 303,916
Chesapeake Energy Corp.
(g)
...... 119 10,261
Chevron Corp. ................ 287 48,394
Chubb Ltd. .................. 2,557 532,316
Cigna Group (The) ............. 243 69,515
Cintas Corp. ................. 78 37,519
Cisco Systems, Inc. ............ 293 15,752
Citigroup, Inc. ................ 630 25,912
Clorox Co. (The) .............. 241 31,585
CME Group, Inc., Class A ........ 234 46,851
Coca-Cola Co. (The) ........... 1,421 79,548
Colgate-Palmolive Co. .......... 722 51,341
Comcast Corp., Class A ......... 7,024 311,444
ConocoPhillips ............... 3,896 466,741
Security
Shares
Shares Value
United States (continued)
Constellation Brands, Inc., Class A .. 417 $ 104,805
Costco Wholesale Corp. ......... 1,136 641,795
Coterra Energy, Inc. ............ 175 4,734
CRH plc .................... 103 5,679
Crowdstrike Holdings, Inc., Class A
(e)
. 1,085 181,607
Crown Holdings, Inc. ........... 153 13,537
Crown PropTech Acquisitions
(d)(e)
... 317 —
Crown PropTech Acquisitions
(d)(e)
... 1,464 937
Crown PropTech Acquisitions, Class A
(e)
845 8,872
CSL Ltd. .................... 233 37,537
Cummins, Inc. ................ 75 17,135
CVS Health Corp. ............. 871 60,813
Datadog, Inc., Class A
(e)
......... 2,935 267,349
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 04/07/21, cost
$36,787)
(e)(f)(i)
............... —
(j)
180,461
Deere & Co. ................. 46 17,359
Dell Technologies, Inc., Class C .... 266 18,327
Delta Air Lines, Inc. ............ 5,008 185,296
Dexcom, Inc.
(e)
............... 1,699 158,517
Dollar Tree, Inc.
(e)
.............. 64 6,813
DR Horton, Inc. ............... 465 49,974
Duke Energy Corp. ............ 298 26,301
eBay, Inc. ................... 443 19,532
Edison International ............ 75 4,747
Edwards Lifesciences Corp.
(e)
..... 3,304 228,901
Electronic Arts, Inc. ............ 320 38,528
Element Solutions, Inc. .......... 1,362 26,709
Eli Lilly & Co. ................ 1,311 704,177
Enterprise Products Partners LP .... 1,399 38,291
EOG Resources, Inc. ........... 496 62,873
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(d)(e)(f)
.......... 330 220,189
EQT Corp.
(g)
................. 1,314 53,322
Equitrans Midstream Corp. ....... 209 1,958
Equity Residential ............. 1,101 64,640
Estee Lauder Cos., Inc. (The), Class A 327 47,268
Etsy, Inc.
(e)
.................. 190 12,270
Eversource Energy ............ 1,065 61,930
Expedia Group, Inc.
(e)
........... 103 10,616
Experian plc ................. 681 22,274
Exxon Mobil Corp. ............. 276 32,452
F5, Inc.
(e)
................... 2,291 369,172
FactSet Research Systems, Inc. .... 28 12,243
Fair Isaac Corp.
(e)
.............. 53 46,032
Fanatics Holdings, Inc., Class A,
(Acquired 08/17/22, cost $301,006)
(d)
(e)(f)
..................... 4,437 318,798
Fastenal Co. ................. 764 41,745
FedEx Corp. ................. 22 5,828
Ferguson plc ................. 139 22,875
Fidelity National Information Services,
Inc. ..................... 1,233 68,148
First Citizens BancShares, Inc., Class A 18 24,842
First Solar, Inc.
(e)
.............. 181 29,248
Floor & Decor Holdings, Inc., Class A
(e)
1,210 109,505
Ford Motor Co. ............... 9,219 114,500
Fortinet, Inc.
(e)
................ 4,303 252,500
Fortive Corp. ................. 10,359 768,223
Franklin Resources, Inc.
(g)
........ 732 17,993
Freeport-McMoRan, Inc. ......... 8,917 332,515
General Dynamics Corp. ......... 426 94,133
General Mills, Inc. ............. 427 27,324
General Motors Co. ............ 3,891 128,286
Gilead Sciences, Inc. ........... 1,036 77,638

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Goldman Sachs Group, Inc. (The) .. 222 $ 71,833
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(d)(e)(f)
.... 67,553 74,984
Green Plains, Inc.
(e)
............ 1,170 35,217
GSK plc .................... 1,451 26,254
Halliburton Co. ............... 396 16,038
Hartford Financial Services Group, Inc.
(The) .................... 621 44,035
HawkEye 360, Inc.
(d)(e)
........... 4,447 40,067
HCA Healthcare, Inc. ........... 322 79,206
Healthpeak Properties, Inc. ....... 2,721 49,958
Hershey Co. (The) ............. 29 5,802
Hilton Worldwide Holdings, Inc. .... 2,085 313,125
Holcim AG .................. 249 15,938
Home Depot, Inc. (The) ......... 65 19,640
Hormel Foods Corp. ............ 134 5,096
Humana, Inc. ................ 1,832 891,305
iHeartMedia, Inc., Class A
(e)
....... 60 190
Illinois Tool Works, Inc. .......... 66 15,200
Incyte Corp.
(e)
................ 70 4,044
Informatica, Inc., Class A
(e)
....... 2,371 49,957
Ingersoll Rand, Inc. ............ 3,633 231,495
Insulet Corp.
(e)
................ 146 23,286
International Flavors & Fragrances, Inc. 89 6,067
International Paper Co. .......... 1,418 50,296
Intuit, Inc. ................... 403 205,909
Intuitive Surgical, Inc.
(e)
.......... 1,381 403,653
Invesco Ltd. ................. 2,534 36,794
J M Smucker Co. (The) .......... 59 7,252
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(f)
........ 6,968 —
Johnson & Johnson ............ 2,639 411,024
Johnson Controls International plc .. 282 15,005
JPMorgan Chase & Co. ......... 4,775 692,471
Kellogg Co. .................. 197 11,723
Kenvue, Inc. ................. 10,004 200,880
Keurig Dr Pepper, Inc. .......... 268 8,461
Keysight Technologies, Inc.
(e)
...... 633 83,752
Kimberly-Clark Corp. ........... 282 34,080
Kinder Morgan, Inc. ............ 1,249 20,708
KLA Corp. ................... 530 243,090
Kroger Co. (The) .............. 116 5,191
Lam Research Corp. ........... 80 50,142
Las Vegas Sands Corp. ......... 2,324 106,532
Latch, Inc.
(e)
................. 4,082 3,837
Lennar Corp., Class A ........... 599 67,226
Liberty Media Corp.-Liberty Live, Class
A
(e)
..................... 927 29,590
Liberty Media Corp.-Liberty Live, Class
C
(e)
..................... 887 28,473
Liberty Media Corp.-Liberty SiriusXM
(e)
3,061 77,920
Lincoln National Corp. .......... 256 6,321
Linde plc ................... 194 72,236
Lions Gate Entertainment Corp., Class
A
(e)(g)
.................... 2,412 20,454
Lockheed Martin Corp. .......... 1,167 477,256
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(d)(e)(f)
.............. 1,457 3,220
LPL Financial Holdings, Inc. ....... 3,131 744,082
Lululemon Athletica, Inc.
(e)
........ 61 23,522
M/I Homes, Inc.
(e)
.............. 442 37,146
Marathon Oil Corp. ............. 916 24,503
Marathon Petroleum Corp. ....... 445 67,346
MarketAxess Holdings, Inc. ....... 223 47,642
Marriott International, Inc., Class A .. 62 12,187
Security
Shares
Shares Value
United States (continued)
Marsh & McLennan Cos., Inc.
(h)
.... 6,089 $ 1,158,737
Marvell Technology, Inc. ......... 857 46,389
Masco Corp. ................. 1,557 83,222
Masimo Corp.
(e)
............... 331 29,022
Mastercard, Inc., Class A ......... 2,851 1,128,739
McDonald's Corp.
(h)
............ 1,597 420,714
McKesson Corp. .............. 81 35,223
Medtronic plc ................ 67 5,250
Merck & Co., Inc. .............. 6,473 666,395
Meritage Homes Corp. .......... 215 26,314
Meta Platforms, Inc., Class A
(e)
..... 585 175,623
MetLife, Inc. ................. 780 49,070
Mettler-Toledo International, Inc.
(e)
.. 60 66,484
MGM Resorts International ....... 2,769 101,788
Microchip Technology, Inc. ........ 322 25,132
Micron Technology, Inc. .......... 4,339 295,182
Microsoft Corp.
(h)
.............. 11,166 3,525,665
Mirion Technologies, Inc., Class A
(e)
. 1,997 14,918
Mirion Technologies, Inc., Class A
(e)
. 20,100 150,147
Moderna, Inc.
(e)
............... 176 18,179
Moody's Corp. ................ 154 48,690
Morgan Stanley ............... 322 26,298
Mr Cooper Group, Inc.
(e)
......... 798 42,741
MSCI, Inc. .................. 59 30,272
Nasdaq, Inc. ................. 1,536 74,634
Nestle SA (Registered) .......... 10,676 1,208,481
Netflix, Inc.
(e)
................. 155 58,528
New York Community Bancorp, Inc. . 700 7,938
NextEra Energy, Inc. ........... 10,428 597,420
NIKE, Inc., Class B ............ 1,110 106,138
Northrop Grumman Corp. ........ 1,654 728,074
Nucor Corp. ................. 166 25,954
NVIDIA Corp. ................ 2,092 909,999
NVR, Inc.
(e)
.................. 3 17,890
Omnicom Group, Inc. ........... 297 22,121
Opendoor Technologies, Inc.
(e)
..... 5,720 15,101
O'Reilly Automotive, Inc.
(e)
........ 9 8,180
Otis Worldwide Corp. ........... 1,052 84,486
PACCAR, Inc. ................ 212 18,024
Palo Alto Networks, Inc.
(e)
........ 984 230,689
Park Hotels & Resorts, Inc. ....... 997 12,283
Paycom Software, Inc. .......... 254 65,855
Peloton Interactive, Inc., Class A
(e)
.. 4,129 20,851
PepsiCo, Inc. ................ 798 135,213
Pfizer, Inc. .................. 8,576 284,466
Phillips 66 ................... 271 32,561
Pioneer Natural Resources Co. .... 140 32,137
Playstudios, Inc.
(e)
............. 6,121 19,465
Progressive Corp. (The) ......... 2,253 313,843
Proof Acquisition Corp. I
(d)(e)
....... 807 3,091
Public Service Enterprise Group, Inc. 90 5,122
Regeneron Pharmaceuticals, Inc.
(e)
.. 19 15,636
ResMed, Inc. ................ 65 9,612
Roche Holding AG ............. 855 233,416
Rockwell Automation, Inc. ........ 1,490 425,946
Rollins, Inc. .................. 2,271 84,776
Ross Stores, Inc. .............. 95 10,730
Royal Caribbean Cruises Ltd.
(e)
.... 652 60,075
RTX Corp. .................. 823 59,231
RXO, Inc.
(e)
.................. 413 8,149
S&P Global, Inc. .............. 524 191,475
Salesforce, Inc.
(e)
.............. 2,539 514,858
Sanofi ..................... 3,191 342,634
Sarcos Technology & Robotics Corp.
(e)
228 195
Sarcos Technology & Robotics Corp.
(e)
115 86

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sarcos Technology & Robotics Corp.
(e)
4,596 $ 3,927
Schlumberger NV ............. 1,664 97,011
Schneider Electric SE ........... 136 22,412
Seagate Technology Holdings plc
(g)
.. 732 48,275
Sealed Air Corp. .............. 145 4,765
Sempra .................... 10,989 747,582
ServiceNow, Inc.
(e)
............. 13 7,266
Skyworks Solutions, Inc. ......... 124 12,225
Snorkel AI, Inc., Series B, (Acquired
06/30/21, cost $7,945)
(d)(e)(f)
..... 529 4,602
Sonder Holdings, Inc., Class A
(e)
.... 317 2,603
Space Exploration Technologies Corp.,
Class A, (Acquired 08/21/23, cost
$65,367)
(d)(e)(f)
.............. 807 65,367
Space Exploration Technologies Corp.,
Class C, (Acquired 08/21/23, cost
$70,227)
(d)(e)(f)
.............. 867 70,227
Starbucks Corp. ............... 3,105 283,393
Sun Country Airlines Holdings, Inc.
(e)
. 7,468 110,825
Symbotic Corp., Class A
(e)
........ 12 401
Synchrony Financial ............ 630 19,259
T. Rowe Price Group, Inc. ........ 99 10,382
Tapestry, Inc. ................. 928 26,680
TE Connectivity Ltd. ............ 2,840 350,825
Teleflex, Inc. ................. 27 5,303
Tesla, Inc.
(e)(h)
................ 3,343 836,485
Texas Capital Bancshares, Inc.
(e)
... 159 9,365
Texas Instruments, Inc. .......... 40 6,360
Thermo Fisher Scientific, Inc.
(h)
..... 1,292 653,972
TJX Cos., Inc. (The) ............ 4,395 390,628
Trane Technologies plc .......... 42 8,522
TransDigm Group, Inc.
(e)
......... 116 97,803
Transocean Ltd.
(e)(g)
............ 9,067 74,440
Travelers Cos., Inc. (The) ........ 322 52,586
Uber Technologies, Inc.
(e)
........ 2,000 91,980
United Airlines Holdings, Inc.
(e)
..... 5,117 216,449
United Parcel Service, Inc., Class B . 2,282 355,695
United States Steel Corp. ........ 1,164 37,807
UnitedHealth Group, Inc. ......... 2,529 1,275,097
Universal Health Services, Inc., Class B 74 9,304
Valero Energy Corp. ............ 3,099 439,159
VeriSign, Inc.
(e)
............... 847 171,543
Verisk Analytics, Inc. ............ 693 163,714
Verizon Communications, Inc. ..... 576 18,668
Vertex Pharmaceuticals, Inc.
(e)
..... 22 7,650
Viatris, Inc. .................. 991 9,771
VICI Properties, Inc. ............ 716 20,836
Visa, Inc., Class A
(g)
............ 1,361 313,044
Vulcan Materials Co. ........... 1,470 296,969
Walgreens Boots Alliance, Inc. ..... 1,530 34,027
Walmart, Inc. ................. 3,115 498,182
Walt Disney Co. (The)
(e)
......... 5,572 451,611
WEC Energy Group, Inc. ......... 420 33,831
Williams Cos., Inc. (The) ......... 1,107 37,295
Willis Towers Watson plc ......... 339 70,837
Wynn Resorts Ltd. ............. 152 14,046
Xcel Energy, Inc. .............. 712 40,741
Yum! Brands, Inc. ............. 95 11,869
Zoetis, Inc., Class A ............ 1,150 200,077
Zscaler, Inc.
(e)
................ 856 133,185
52,125,840
Total Common Stocks — 58.2%
(Cost: $78,314,268) .............................. 80,438,217
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Australia — 0.3%
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ USD 19 $ 19,190
Oceana Australian Fixed Income Trust
(d)
12.00%, 08/31/25 ........... AUD 32 20,550
12.50%, 08/31/26 ........... 47 30,161
12.50%, 08/31/27 ........... 79 50,666
Quintis Australia Pty. Ltd.
(a)(d)(k)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 463 296,622
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
417,189
Canada — 0.3%
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 7 6,863
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 386 379,911
Rogers Communications, Inc.
2.95%, 03/15/25 ............ 61 58,177
3.80%, 03/15/32 ............ 16 13,296
458,247
China — 0.1%
NXP BV
4.40%, 06/01/27 ............ 37 35,096
3.40%, 05/01/30 ............ 16 13,695
5.00%, 01/15/33 ............ 30 27,465
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 110,190
186,446
France — 0.1%
Forvia SE, 2.75%
,
02/15/27
(c)
...... EUR 100 95,152
Germany — 0.4%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ 144 141,407
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.66%
,
01/15/27
(a)(b)
.... 102 107,705
Douglas GmbH, 6.00%
,
04/08/26
(c)
.. 100 102,289
Mercedes-Benz International Finance
BV, 1.38%
,
06/26/26
(c)
........ 28 27,837
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 100 95,649
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... 31 28,022
502,909
India — 0.1%
REI Agro Ltd.
(e)(l)(m)
5.50%, 11/13/14
(a)
........... USD 220 1,100
5.50%, 11/13/14
(c)(d)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 182,162
183,262
Israel — 0.2%
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 ............ EUR 100 95,727
7.38%, 09/15/29 ............ 100 107,465
203,192

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.4%
Azzurra Aeroporti SpA, 2.13%
,
05/30/24
(c)
................ EUR 129 $ 133,240
Castor SpA, (3-mo. EURIBOR +
5.25%), 9.10%
,
02/15/29
(a)(b)
.... 100 100,186
Forno d'Asolo SpA, (3-mo. EURIBOR +
5.50%), 9.47%
,
04/30/27
(a)(b)
.... 178 170,312
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 99,021
502,759
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
100 60,263
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 101 99,308
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... 100 97,690
257,261
Netherlands — 0.2%
GTCR W-2 Merger Sub LLC, 8.50%
,
01/15/31
(a)
................ GBP 100 124,603
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
EUR 100 88,016
212,619
Thailand — 0.1%
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(n)
..................... USD 200 188,220
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(d)(e)(l)(m)
............ 800 58,000
United Arab Emirates — 0.0%
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 37 37,094
United Kingdom — 1.1%
BCP V Modular Services Finance II plc
4.75%, 11/30/28
(c)
........... EUR 100 88,411
6.13%, 11/30/28
(a)
........... GBP 100 99,438
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 97,425
Bellis Acquisition Co. plc, 3.25%
,
02/16/26
(c)
................ GBP 100 105,936
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 100 82,552
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 100 99,179
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 200 186,539
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. GBP 100 106,984
HSBC Holdings plc, (3-mo. EURIBOR +
1.45%), 3.02%
,
06/15/27
(b)(c)
.... EUR 100 101,323
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... GBP 100 116,068
Kane Bidco Ltd., 5.00%
,
02/15/27
(a)
. EUR 100 99,574
National Grid plc, 0.16%
,
01/20/28
(c)
. 100 88,839
Virgin Media Secured Finance plc,
5.00%
,
04/15/27
(c)
........... GBP 100 113,033
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 100 101,268
1,486,569
Security
Par (000)
Par (000) Value
United States — 4.5%
AbbVie, Inc., 2.60%
,
11/21/24 ..... USD 90 $ 86,765
Affinity Interactive, 6.88%
,
12/15/27
(a)
13 11,021
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 154 154,000
7.25%, 08/15/27 ............ 18 16,943
American Tower Corp.
0.45%, 01/15/27 ............ EUR 100 92,879
5.25%, 07/15/28 ............ USD 72 69,526
Amgen, Inc.
5.15%, 03/02/28 ............ 99 97,366
2.30%, 02/25/31 ............ 16 12,822
2.00%, 01/15/32 ............ 16 12,142
3.35%, 02/22/32 ............ 49 41,389
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 10 9,825
Aptiv plc, 3.25%
,
03/01/32 ........ 16 13,117
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 100 87,487
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31 .......... USD 37 29,653
(1-day SOFR + 2.15%), 2.59%,
04/29/31 ............... 26 20,893
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 8 6,079
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 23 17,352
Bausch & Lomb Escrow Corp., 8.38%
,
10/01/28
(a)
................ 3 3,009
Becton Dickinson & Co., 3.70%
,
06/06/27 ................. 37 34,674
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 100 102,522
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 29 28,653
Broadcom Corp., 3.88%
,
01/15/27 .. 23 21,611
Broadcom, Inc.
1.95%, 02/15/28
(a)
........... 42 35,805
4.15%, 11/15/30 ............ 16 14,172
2.45%, 02/15/31
(a)
........... 19 14,850
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 54 53,317
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 20 16,783
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 17 15,358
Central Parent LLC, 8.00%
,
06/15/29
(a)
7 6,974
Citigroup, Inc.
(b)
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30 .......... 8 7,185
(1-day SOFR + 1.15%), 2.67%,
01/29/31 ............... 30 24,330
(1-day SOFR + 2.11%), 2.57%,
06/03/31 ............... 33 26,315
(1-day SOFR + 1.17%), 2.56%,
05/01/32 ............... 22 17,030
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 68 69,190
Cloud Software Group, Inc., 6.50%
,
03/31/29
(a)
................ 30 26,530
Concentrix Corp.
6.65%, 08/02/26 ............ 25 24,850
6.60%, 08/02/28 ............ 10 9,648
Coty, Inc.
3.88%, 04/15/26
(c)
........... EUR 100 102,993

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.63%, 07/15/30
(a)
........... USD 7 $ 6,834
Crown Castle, Inc., 2.90%
,
03/15/27 . 26 23,583
CSC Holdings LLC, 5.25%
,
06/01/24 . 69 65,636
Dell International LLC
4.00%, 07/15/24 ............ 22 21,660
5.25%, 02/01/28 ............ 29 28,557
DISH Network Corp., 0.00%
,
12/15/25
(l)
(o)
...................... 33 22,028
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 37 37,870
Elevance Health, Inc.
4.90%, 02/08/26 ............ 29 28,446
3.65%, 12/01/27 ............ 82 76,006
Emerald Debt Merger Sub LLC, 6.63%
,
12/15/30
(a)
................ 21 20,216
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 5 5,010
7.50%, 06/01/30 ............ 10 10,042
Equinix, Inc.
1.00%, 09/15/25 ............ 32 29,072
2.90%, 11/18/26 ............ 23 21,113
1.55%, 03/15/28 ............ 34 28,335
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 118 113,427
FLYR, Inc., 7.74%
,
01/20/27
(d)
..... 50 46,110
Flyreel, Inc., 8.00%
,
08/10/27
(d)
.... 102 100,634
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 5 4,865
Freed Corp., 10.00%
,
12/01/23
(d)
... 121 115,293
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 23 23,002
8.25%, 04/15/25 ............ 11 11,002
FreeWire Technologies, Inc., 15.27%
,
03/31/25
(b)(d)
............... 66 66,119
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 30 27,284
8.75%, 05/15/30 ............ 57 54,120
8.63%, 03/15/31 ............ 55 51,814
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 66 61,310
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 41,400
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3 2,625
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 10,350
Gen Digital, Inc., 7.13%
,
09/30/30
(a)
. 47 46,301
General Mills, Inc., 0.13%
,
11/15/25 . EUR 100 97,507
General Motors Financial Co., Inc.,
5.40%
,
04/06/26 ............ USD 35 34,276
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.79%), 1.09%,
12/09/26
(b)
.............. 32 28,631
0.25%, 01/26/28
(c)
........... EUR 32 28,569
(1-day SOFR + 1.09%), 1.99%,
01/27/32
(b)
.............. USD 33 24,738
(1-day SOFR + 1.28%), 2.62%,
04/22/32
(b)
.............. 24 18,746
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 35 19,450
GrafTech Global Enterprises, Inc.,
9.88%
,
12/15/28
(a)
........... 6 5,685
HCA, Inc.
5.38%, 02/01/25 ............ 51 50,460
5.63%, 09/01/28 ............ 40 39,003
Security
Par (000)
Par (000) Value
United States (continued)
3.50%, 09/01/30 ............ USD 42 $ 35,533
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 146 136,510
JPMorgan Chase & Co., (3-mo. CME
Term SOFR + 1.11%), 1.76%
,
11/19/31
(b)
................ 33 24,821
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ 325 315,250
Lessen, Inc., (3-mo. CME Term SOFR
+ 5.00%), 13.40%
,
01/05/28
(a)(b)(d)
. 151 141,731
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(l)
................ 27 2,295
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 132 87,029
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ 73 71,628
2.63%, 04/01/31 ............ 16 12,942
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 137 132,169
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 2 1,691
Morgan Stanley
(b)
(1-day SOFR + 1.16%), 3.62%,
04/17/25 ............... 45 44,292
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 100 99,406
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... USD 3 2,453
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 9 6,783
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 5 4,725
5.50%, 08/15/28 ............ 35 30,872
5.13%, 12/15/30 ............ 31 25,170
Netflix, Inc.
3.63%, 05/15/27 ............ EUR 100 103,437
4.88%, 04/15/28 ............ USD 29 28,099
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(p)
............... 17 15,760
Nexstar Media, Inc., 4.75%
,
11/01/28
(a)
15 12,416
Northern States Power Co., 4.50%
,
06/01/52 ................. 35 28,434
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
25 24,154
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... 200 199,568
Oncor Electric Delivery Co. LLC,
4.10%
,
11/15/48 ............ 21 16,088
ONEOK Partners LP, 4.90%
,
03/15/25 79 77,584
Oracle Corp.
2.30%, 03/25/28 ............ 40 34,654
2.95%, 04/01/30 ............ 26 21,879
2.88%, 03/25/31 ............ 58 47,376
Pacific Gas & Electric Co., 3.25%
,
02/16/24 ................. 2 1,977
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 34 26,704
Penske Truck Leasing Co. LP, 5.75%
,
05/24/26
(a)
................ 29 28,573
Permian Resources Operating LLC,
7.00%
,
01/15/32
(a)
........... 15 14,793
Pfizer Investment Enterprises Pte. Ltd.,
4.75%
,
05/19/33 ............ 19 17,960

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
USD 84 $ 66,150
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 14,195
Prologis LP, 2.25%
,
01/15/32 ...... 10 7,747
Rain Carbon, Inc., 12.25%
,
09/01/29
(a)
14 14,683
Rand Parent LLC, 8.50%
,
02/15/30
(a)
102 94,360
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 10 9,889
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 55 53,130
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 7 6,860
8.63%, 06/01/27 ............ 60 50,868
11.25%, 12/15/27 ........... 44 40,375
Seagate HDD Cayman
(a)
3.50%, 06/01/28
(l)
........... 14 14,358
8.25%, 12/15/29 ............ 37 37,999
8.50%, 07/15/31 ............ 29 29,748
9.63%, 12/01/32 ............ 45 48,489
Service Properties Trust
4.35%, 10/01/24 ............ 6 5,756
4.50%, 03/15/25 ............ 16 14,974
7.50%, 09/15/25 ............ 23 22,596
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 22 22,055
Southern California Edison Co.
1.10%, 04/01/24 ............ 15 14,651
5.30%, 03/01/28 ............ 36 35,532
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ 75 73,566
9.38%, 11/30/29 ............ 10 10,176
Steel Dynamics, Inc., 5.00%
,
12/15/26 3 2,938
Stem, Inc., 0.50%
,
12/01/28
(a)(l)
..... 6 3,453
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 43 34,991
T-Mobile USA, Inc.
4.95%, 03/15/28 ............ 25 24,261
3.50%, 04/15/31 ............ 24 20,294
2.70%, 03/15/32 ............ 38 29,725
Transocean Aquila Ltd., 8.00%
,
09/30/28
(a)
................ 8 8,000
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 12 12,210
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 11 11,657
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 38 37,219
Verizon Communications, Inc., 2.55%
,
03/21/31 ................. 33 26,276
Viasat, Inc.
(a)
5.63%, 09/15/25 ............ 5 4,619
5.63%, 04/15/27 ............ 43 37,253
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 79 74,913
7.75%, 10/15/31 ............ 20 19,701
VMware, Inc.
1.40%, 08/15/26 ............ 32 28,228
2.20%, 08/15/31 ............ 16 12,074
Wells Fargo & Co.
1.50%, 05/24/27
(c)
........... EUR 100 95,726
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 59 56,302
Welltower OP LLC, 4.00%
,
06/01/25 . 22 21,256
Wynn Las Vegas LLC, 5.50%
,
03/01/25
(a)
................ 2 1,966
Security
Par (000)
Par (000) Value
United States (continued)
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ USD 87 $ 82,640
6,190,802
Total Corporate Bonds — 8.0%
(Cost: $13,468,282) .............................. 10,979,721
Fixed Rate Loan Interests
United States — 0.1%
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(d)
.. 166 155,671
Total Fixed Rate Loan Interests — 0.1%
(Cost: $164,786) ................................ 155,671
Floating Rate Loan Interests
Belgium — 0.0%
Apollo Finco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.85%),
8.78%
,
 10/02/28
(b)
........... EUR 102 81,077
France — 0.2%
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
7.95%
,
 11/17/27
(b)
........... 214 222,254
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo. SONIA +
7.00%), 12.20%
,
 07/06/27 ...... GBP 39 44,352
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR + 0.00%),
9.44%
,
 09/23/27 ............ EUR 64 62,684
107,036
Netherlands — 0.5%
(b)
Cypher Bidco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.50%),
8.10%
,
 01/01/28
(d)
........... 154 151,979
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 4.93%),
9.06%
,
 10/14/27 ............ 100 96,768
Sigma Holdco BV, Facility Term Loan,
(6-mo. LIBOR GBP + 5.75%),
11.01% - 11.05%
,
 01/02/28 ..... GBP 109 129,126
Ziggo BV, Facility Term Loan H,
(6-mo. EURIBOR + 3.00%),
6.93%
,
 01/31/29 ............ EUR 311 316,297
694,170
United States — 1.3%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 4.75%), 10.18%
,
 02/02/26
(b)
... USD 73 70,275
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 5.60%),
10.49%
,
 02/01/30
(b)
.......... 86 83,063
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.39%
,
 12/30/27
(b)
13 12,335

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR at 1.00% Cap +
10.00%), 0.00%
,
 12/15/27
(b)
..... USD 4 $ 895
City Brewing Co. LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.50%), 9.07%
,
 04/05/28
(b)
..... 18 11,539
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.00%),
10.43%
,
 08/02/27
(b)
.......... 39 38,485
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 5.25%),
10.67%
,
 12/21/28
(b)
.......... 28 25,132
DS Parent, Inc., Term Loan B, (6-
mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.75%),
11.34%
,
 12/10/28
(b)
.......... 40 39,548
ECL Entertainment LLC, Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.75%),
10.14%
,
 09/03/30
(b)
.......... 78 77,772
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 6.25%),
11.82%
,
 12/29/27
(b)(d)
......... 32 30,016
Galaxy Universal LLC, Term Loan,
(3-mo. LIBOR USD + 5.75%),
11.26%
,
 11/12/26
(b)(d)
......... 198 192,527
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.27%
,
 08/31/27
(b)
.......... 92 60,915
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 0.00%),
13.52%
,
 07/20/26
(b)(d)
......... 116 113,943
Helios Service Partners LLC, Term
Loan, (3-mo. CME Term SOFR +
0.00%), 0.00% - 11.65%
,
 03/19/27
(b)
37 36,642
Hilton Worldwide Finance LLC, Term
Loan B2, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 06/22/26
(b)
..... 151 150,722
Hydrofarm Holdings Group, Inc., Term
Loan, (1-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
5.50%), 10.93%
,
 10/25/28
(b)(d)
... 21 16,506
Indicor LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.50%),
9.89%
,
 11/22/29
(b)
........... 76 75,728
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.00%),
9.65%
,
 04/26/28
(b)
........... 35 33,154
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.75%),
10.18%
,
 10/04/28
(b)
.......... 16 15,499
Kronos Acquisition Holdings, Inc., Term
Loan, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
6.00%), 11.57%
,
 12/22/26
(b)
..... 15 14,766
Security
Par (000)
Par (000) Value
United States (continued)
Level 3 Financing, Inc., Term Loan B,
03/01/27
(b)(q)
............... USD 25 $ 23,569
Maverick Gaming LLC, Facility Term
Loan B, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
7.50%), 13.18%
,
 09/03/26
(b)
..... 27 19,613
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor and 0.01% Cap + 6.00%),
11.49%
,
 01/24/30
(b)
.......... 4 3,229
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR + 6.50%),
10.36%
,
 03/06/28
(b)(d)
......... EUR 224 236,693
Orion Group 1st Amended, Inc., Term
Loan
 01/01/30
(b)(q)
............... USD 20 20,323
Orion Group 2nd Amended, Inc., Term
Loan, 01/01/30
(b)(q)
........... —
(r)
—
Orion Group HoldCo LLC, Term Loan,
(3-mo. CME Term SOFR + 6.00%),
0.00% - 1.00%
,
 03/19/27
(b)
..... 38 37,201
Orion Group, Term Loan, 01/01/30
(b)(q)
7 6,944
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 7.25%),
12.93%
,
 03/04/25
(b)(d)
......... 42 41,671
Quartz AcquireCo LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.82%
,
 06/28/30
(b)(d)
.......... 32 31,920
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
4.75%), 10.18%
,
 04/27/28
(b)
..... 44 37,058
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
7.75%), 13.18%
,
 04/27/29
(b)
..... 50 32,000
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (3-mo. CME Term SOFR
at 0.25% Floor and 0.75% Cap +
4.00%), 9.63%
,
 03/16/27
(b)
..... 57 56,368
Signal Parent, Inc., Term Loan, (1-
mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 3.50%),
8.92%
,
 04/03/28
(b)
........... 34 29,013
Sonder Holdings Inc., Note, (3-mo.
CME Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
 01/19/27
(b)(d)
... 175 150,116
Vaco Holdings LLC, Term Loan,
(6-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.00%),
10.59%
,
 01/21/29
(b)
.......... 32 31,034
1,856,214
Total Floating Rate Loan Interests — 2.1%
(Cost: $3,193,065) .............................. 2,960,751
Foreign Government Obligations
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 ............ 30 8,094
0.75%, 07/09/30
(p)
........... 295 84,295
3.62%, 07/09/35
(p)
........... 331 82,004

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Argentina (continued)
4.25%, 01/09/38
(p)
........... USD 119 $ 34,759
209,152
Brazil — 0.4%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 1 176,734
10.00%, 01/01/27 ........... 2 410,879
587,613
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 1,062 704,458
Colombia — 0.1%
Republic of Colombia
6.25%, 11/26/25 ............ COP 705,900 159,145
5.75%, 11/03/27 ............ 196,300 40,016
199,161
Czech Republic — 0.2%
Czech Republic
2.75%, 07/23/29 ............ CZK 4,140 161,125
5.00%, 09/30/30 ............ 3,440 151,023
312,148
Indonesia — 0.3%
Republic of Indonesia
8.25%, 05/15/36 ............ IDR 2,362,000 168,496
7.13%, 06/15/38 ............ 3,161,000 205,450
373,946
Israel — 0.2%
State of Israel Government Bond,
3.75%
,
03/31/24 ............ ILS 908 237,243
Mexico — 0.2%
United Mexican States
7.75%, 05/29/31 ............ MXN 30 150,749
7.50%, 05/26/33 ............ 28 137,539
288,288
Poland — 0.2%
Republic of Poland, 2.50%
,
07/25/26 . PLN 1,017 217,584
South Africa — 0.4%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 4,672 253,823
8.00%, 01/31/30 ............ 1,869 86,098
9.00%, 01/31/40 ............ 4,842 188,300
8.75%, 01/31/44 ............ 835 30,770
558,991
Spain — 2.8%
Bonos y Obligaciones del Estado
(a)(c)
2.55%, 10/31/32 ............ EUR 1,896 1,813,709
3.15%, 04/30/33 ............ 1,644 1,639,700
3.90%, 07/30/39 ............ 176 177,976
2.90%, 10/31/46 ............ 173 143,780
3.45%, 07/30/66 ............ 140 117,530
3,892,695
United Kingdom — 0.2%
U.K. Treasury Bonds, 0.50%
,
10/22/61
(c)
................ GBP 804 266,288
Total Foreign Government Obligations — 5.7%
(Cost: $8,766,452) .............................. 7,847,567
Security
Shares
Shares Value
Investment Companies
Invesco Municipal Opportunity Trust . 703 $ 5,785
Invesco Municipal Trust ......... 985 8,215
Invesco QQQ Trust 1, Series 1
(g)
.... 1,800 644,886
Invesco Quality Municipal Income Trust 915 7,677
Invesco Trust for Investment Grade
Municipals ................ 834 7,089
Invesco Value Municipal Income Trust 892 9,277
iShares 0-5 Year TIPS Bond ETF
(s)
.. 1,425 138,111
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(g)(s)
....... 2,906 296,470
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(g)(h)(s)
....... 17,508 1,444,760
iShares Latin America 40 ETF
(g)(s)
... 2,948 75,351
iShares MSCI Brazil ETF
(g)(s)
...... 3,320 101,824
iShares MSCI Emerging Markets ETF
(g)
(s)
...................... 429 16,281
iShares Russell Mid-Cap Growth ETF
(g)
(s)
...................... 377 34,439
Nuveen Municipal Value Fund, Inc. .. 1,146 9,466
SPDR Bloomberg High Yield Bond
ETF
(g)
................... 599 54,150
SPDR S&P Regional Banking ETF
(g)
. 561 23,433
VanEck JPMorgan EM Local Currency
Bond ETF
(g)
............... 8,227 196,379
VanEck Semiconductor ETF
(g)
..... 442 64,081
Total Investment Companies — 2.3%
(Cost: $3,231,260) .............................. 3,137,674
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average + 3.40%),
8.71%, 01/25/42 ............ USD 17 17,011
JP Morgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 319 241,561
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 194 163,695
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 47,194
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.55%), 7.87%, 10/25/39 . 96 96,452
565,913
Commercial Mortgage-Backed Securities — 1.8%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR +
2.25%), 7.58%, 01/19/37
(a)(b)
.... 100 97,995
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class F, (1-mo. CME Term SOFR +
3.37%), 8.70%, 12/15/34
(a)(b)
.... 100 93,356

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 1.7%
BANK, Series 2017-BNK9, Class A4,
3.54%, 11/15/54 ............ USD 17 $ 15,779
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR + 0.86%),
6.20%, 04/15/36 .......... 15 14,642
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR + 1.21%),
6.55%, 04/15/36 .......... 27 25,861
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR + 1.46%),
6.80%, 04/15/36 .......... 37 35,404
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR + 1.71%),
7.05%, 04/15/36 .......... 33 31,288
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR + 2.21%),
7.55%, 04/15/36 .......... 37 34,558
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR + 3.01%),
8.35%, 04/15/36 .......... 24 22,474
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR + 3.91%),
9.25%, 04/15/36 .......... 39 36,340
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR + 5.02%),
10.35%, 04/15/36 ......... 18 16,771
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 34,736
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.10%, 10/15/36 ... 85 83,263
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.25%, 06/15/38 ... 99 94,418
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR + 2.92%),
8.25%, 05/15/38 .......... 76 71,027
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 7.69%, 10/15/38 ... 95 90,786
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 52,610
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 70,916
Series 2021-ARIA, Class E, (1-mo.
CME Term SOFR + 2.36%),
7.69%, 10/15/36 .......... 100 94,917
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR + 2.36%),
7.70%, 01/15/34 .......... 18 17,460
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR + 3.11%),
8.45%, 01/15/34 .......... 36 34,919
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 8,000
Citigroup Commercial Mortgage Trust,
Series 2018-C6, Class A4, 4.41%,
11/10/51 .................. 16 14,949
Commercial Mortgage Trust, Series
2014-CR21, Class A3, 3.53%,
12/10/47 ................. 29 27,980
Security
Par (000)
Par (000) Value
United States (continued)
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A3, 2.56%,
03/15/53 ................. USD 94 $ 76,387
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (1-mo. CME Term
SOFR + 2.30%), 7.63%, 05/15/35
(a)
(b)
...................... 91 88,180
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR + 2.36%),
7.70%, 07/15/38 .......... 194 190,735
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR + 2.96%),
8.30%, 07/15/38 .......... 97 95,002
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (1-mo.
CME Term SOFR + 3.05%), 8.38%,
11/15/36
(a)(b)
............... 100 96,210
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 28,268
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 30,933
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR + 2.56%),
7.90%, 04/15/38 .......... 60 57,851
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR + 3.06%),
8.40%, 04/15/38 .......... 20 19,133
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR + 2.18%),
7.51%, 09/15/39 .......... 14 14,026
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR + 4.11%),
9.45%, 11/15/38 .......... 121 114,954
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR + 5.36%),
10.70%, 11/15/38 ......... 130 123,207
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR + 2.22%), 7.55%,
04/15/38
(a)(b)
............... 144 141,279
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24, Class C, (1-mo.
LIBOR USD + 0.00%), 4.47%,
05/15/48
(b)
.............. 10 8,489
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 24,909
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............. 17 13,689
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 23,497
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR + 2.74%),
8.07%, 11/15/38 .......... 100 96,662
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR + 2.73%),
8.06%, 11/15/36 .......... 100 95,483

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR +
2.04%), 7.37%, 07/15/36
(a)(b)
.... USD 25 $ 23,682
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 8,430
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 28,152
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 8,444
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 10 8,323
2,345,023
Total Non-Agency Mortgage-Backed Securities — 2.2%
(Cost: $3,433,568) .............................. 3,102,287
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(d)(e)(t)
............. 166 154,745
Total Other Interests — 0.1%
(Cost: $167,154) .................................. 154,745
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
USB Capital IX , (3-mo. CME Term
SOFR + 1.28%), 6.59%
(b)(n)
..... 31 22,836
Total Capital Trusts — 0.0%
(Cost: $28,719) ................................ 22,836
Shares
Shares
Preferred Stocks — 2.6%
Brazil — 0.2%
Cia Energetica de Minas Gerais
(Preference) ............... 14,550 35,835
Gerdau SA (Preference) ......... 2,016 9,646
Neon Payments Ltd.
(d)(e)
......... 319 164,084
209,565
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(d)(e)(f)
.... 2,458 402,894
Germany — 0.3%
Dr Ing h c F Porsche AG (Preference) 1,494 140,178
Porsche Automobil Holding SE
(Preference) ............... 90 4,427
Volkswagen AG (Preference) ...... 268 30,793
Security
Shares
Shares Value
Germany (continued)
Volocopter Gmbh, (Acquired 03/03/21,
cost $159,572)
(d)(e)(f)
.......... 30 $ 187,372
362,770
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(d)
(e)(f)
..................... 32 24,103
Israel — 0.1%
(d)(e)(f)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost $89,710) 14,760 105,682
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost $84,498) 11,985 85,812
191,494
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(d)
(e)(f)
..................... 228 21,907
United Kingdom — 0.1%
10X Future Technologies Holdings Ltd.,
(Acquired 05/13/21, cost $183,387)
(d)
(e)(f)
..................... 4,842 75,855
United States — 1.6%
Breeze Aviation Group, Inc., Series B,
(Acquired 07/30/21, cost $127,466)
(d)
(e)(f)
..................... 236 70,345
Caresyntax, Inc., Series C-2
(d)(e)
.... 510 48,715
Caresyntax, Inc., Series C-3
(d)(e)
.... 73 5,850
Databricks, Inc., Series F, (Acquired
02/01/21, cost $88,431)
(d)(e)(f)
.... 6,177 454,009
Databricks, Inc., Series G, (Acquired
10/22/19, cost $102,873)
(d)(e)(f)
... 1,740 127,890
Dream Finders Homes, Inc., 9.00%
(d)(n)
285 263,269
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $62,470)
(d)(e)(f)
.... 10,664 25,807
Farmer's Business Network, Inc.,
Series F, (Acquired 07/31/20, cost
$69,518)
(d)(e)(f)
.............. 2,103 9,716
Farmer’s Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$19,766)
(d)(e)(f)
.............. 318 1,469
GM Cruise Holdings LLC, Series G,
(Acquired 03/25/21, cost $76,178)
(d)
(e)(f)
..................... 2,891 61,000
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(d)(e)(f)
.... 51,330 142,698
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(d)(e)(f)
.... 3,376 9,385
Lessen, Inc., Series B
(d)(e)
........ 6,246 55,902
Lessen, Inc., Series C
(d)(e)
........ 2,050 18,347
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $85,987)
(d)(e)(f)
.... 10,057 112,437
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $19,100)
(d)(e)(f)
.... 955 10,677
Lookout, Inc., Series F, (Acquired
09/19/14 - 10/22/14, cost
$243,061)
(d)(e)(f)
............. 21,278 88,729
MNTN Digital, Series D, (Acquired
11/05/21, cost $54,841)
(d)(e)(f)
.... 2,388 22,805
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(d)(e)(f)
.... 70 —
Noodle Partners, Inc., Series C,
(Acquired 08/26/21, cost $73,361)
(d)
(e)(f)
..................... 8,220 41,593

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(d)(e)(f)
.... 1,532 $ 42,942
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(d)
(e)(f)
..................... 3,017 47,880
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(d)
(e)(f)
..................... 1,720 130,015
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(d)
(e)(f)
..................... 554 41,877
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(d)(e)(f)
.... 1,894 16,478
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(d)(e)(f)
.............. 12,134 38,707
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(d)(e)(f)
............... 1,487 4,922
Verge Genomics, Series B, (Acquired
11/05/21, cost $65,876)
(d)(e)(f)
.... 12,367 79,891
Verge Genomics, Series C, (Acquired
09/06/23, cost $10,528)
(d)(e)(f)
.... 1,464 10,528
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198)
(d)
(e)(f)
..................... 14,803 46,926
Wells Fargo & Co., Series L, 7.50%
(l)(n)
46 51,290
Zero Mass Water, Inc., Series C-1,
(Acquired 05/07/20, cost $70,353)
(d)
(e)(f)
..................... 4,463 104,658
Zero Mass Water, Inc., Series D,
(Acquired 07/05/22, cost $13,149)
(d)
(e)(f)
..................... 321 10,689
2,197,446
Total Preferred Stocks — 2.6%
(Cost: $3,489,117) .............................. 3,486,034
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. LIBOR
USD + 6.37%), 12.00%, 10/30/40
(b)(g)
5,096 149,466
Total Trust Preferreds — 0.1%
(Cost: $140,435) ................................ 149,466
Total Preferred Securities — 2.7%
(Cost: $3,658,271) .............................. 3,658,336
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage
Corp. Structured Agency Credit
Risk Debt Variable Rate Notes,
Series 2021-DNA2, Class B2,
(SOFR 30 day Average + 6.00%),
11.31%, 08/25/33
(a)(b)
......... USD 17 17,553
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.87%, 09/25/30
(b)
........... 13 12,301
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.70% ,  04/25/30 ........ USD 117 $ 9,255
Series K116, Class X1,
1.53% ,  07/25/30 ........ 99 7,177
Series K120, Class X1,
1.13% ,  10/25/30 ........ 394 21,161
Series KL06, Class XFX,
1.47% ,  12/25/29 ........ 100 5,660
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 459 15,168
58,421
Mortgage-Backed Securities — 4.5%
Uniform Mortgage-Backed Securities
(u)
3.50% ,  10/25/53 .......... 5,758 4,951,202
4.50% ,  10/25/53 .......... 1,387 1,273,188
6,224,390
Total U.S. Government Sponsored Agency Securities
—
4.6%
(Cost: $6,496,028) .............................. 6,312,665
U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 02/15/42 ............ 225 155,523
3.25%, 05/15/42 ............ 544 433,261
3.38%, 08/15/42 ............ 296 239,424
4.00%, 11/15/52 ............ 417 369,244
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 - 07/15/32 ..... 2,900 2,797,598
0.50%, 04/15/24 ............ 1,265 1,243,147
0.13%, 04/15/27 ............ 197 180,876
U.S. Treasury Notes
0.75%, 12/31/23
(i)
........... 4,608 4,555,835
4.00%, 12/15/25 ............ 1,017 995,826
Total U.S. Treasury Obligations — 7.9%
(Cost: $11,305,841) .............................. 10,970,734
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 718 503
Israel — 0.0%
(e)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(f)
......... 845 5,121
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 375 26
5,147

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
Exercisable 11/27/20, 1 Share for
1 Warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 36 $ 27
United States — 0.0%
(e)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 99
Caresyntax, Inc. (Issued/Exercisable
06/14/23, 1 Share for 1 Warrant,
Expires 06/21/33, Strike Price USD
0.01)
(d)
................... 57 5,443
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,268 32
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 42
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 418
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(d)
................... 264 3,614
FreeWire Technologies, Inc. (Issued/
Exercisable 05/03/22, 1 Share for
1 Warrant, Expires 04/26/29, Strike
Price USD 3.35)
(d)
........... 6,478 —
FreeWire Technologies, Inc. (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(d)
........... 341 58
FreeWire Technologies, Inc. (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(d)
........... 6,819 1,159
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 572 2,580
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 229 527
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 1,441 6,499
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 18
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 840 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 24
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 $ 25
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 2,017 182
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 724 14
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 1,924 33
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(d)
.......... 2,205 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/23, Strike Price USD 0.01)
(d)(f)
1,825 5,165
25,932
Total Warrants — 0.0%
(Cost: $25,506) ................................ 31,609
Total Long-Term Investments — 95.1%
(Cost: $134,057,532) ............................. 131,424,484
Par (000)
Pa r (000)
Short-Term Securities
Commercial Paper — 0.2%
Societe Generale SA, 5.70%
,
03/06/24
(v)
................ USD 263 256,424
Total Commercial Paper — 0.2%
(Cost: $256,818) ................................ 256,424
Foreign Government Obligations — 1.0%
Brazil - 0.6%
Federative Republic of Brazil Treasury
Bills, 9.66%
,
07/01/24
(v)
....... BRL 4 812,675
Mexico - 0.4%
United Mexican States Treasury Bills
(v)
11.11%, 07/25/24 ........... MXN 828 433,388
10.68%, 10/03/24 ........... 276 141,489
574,877
Total Foreign Government Obligations — 1.0%
(Cost: $1,399,918) .............................. 1,387,552

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 8.9%
(s)(w)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.23% ...... 8,559,913 $ 8,559,913
SL Liquidity Series, LLC, Money Market
Series, 5.52%
(x)
............. 3,785,578 3,786,714
Total Money Market Funds — 8.9%
(Cost: $12,346,564) .............................. 12,346,627
Total Short-Term Securities — 10.1%
(Cost: $14,003,300) .............................. 13,990,603
Total Options Purchased — 0.3%
(Cost: $664,384 ) ................................ 318,948
Total Investments Before Options Written and Investments Sold
Short — 105.5%
(Cost: $148,725,216) ............................. 145,734,035
Total Options Written — (0.6)%
(Premiums Received — $(431,561)) .................. (729,074)
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
United States — (0.1)%
(e)
Cloudflare, Inc., Class A ......... (1,539) $ (97,019)
Palantir Technologies, Inc., Class A .. (4,371) (69,936)
Snowflake, Inc., Class A ......... (325) (49,650)
(216,605)
Total Common Stocks — (0.1)%
(Proceeds: $(233,469)) ........................... (216,605)
Total Investments Sold Short — (0.1)%
(Proceeds: $(233,469) ) ........................... (216,605)
Total Investments Net of Options Written and Investments Sold
Short — 104.8%
(Cost: $148,060,186) ............................. 144,788,356
Liabilities in Excess of Other Assets — (4.8)% ............ (6,589,002)
Net Assets — 100.0% .............................. $ 138,199,354
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,659,667, representing 2.65% of its net assets as of period end, and an original cost of $3,677,061.
(g)
All or a portion of this security is on loan.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary.
(j)
Investment does not issue shares.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Convertible security.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Perpetual security with no stated maturity date.
(o)
Zero-coupon bond.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Rounds to less than 1,000.
(s)
Affiliate of the Fund.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,362,835 $ 6,197,078
(a)
$ — $ — $ — $ 8,559,913 8,559,913 $ 122,322 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 4,093,307 — (307,361)
(a)
921 (153) 3,786,714 3,785,578 12,436
(b)
—
iShares 0-5 Year TIPS Bond ETF 138,168 — — — (57) 138,111 1,425 2,884 —
iShares Biotechnology ETF
(c)
... 20,087 — (19,806) 2,426 (2,707) — — 11 —
iShares China Large-Cap ETF
(c)
. 170,847 255,009 (452,985) (4,683) 31,812 — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 195,561 — (199,755) 4,792 (598) — — 3,081 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 1,619,464 (1,295,935) (6,690) (20,369) 296,470 2,906 10,117 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 1,304,970 264,002 (75,139) (2,442) (46,631) 1,444,760 17,508 51,678 —
iShares Latin America 40 ETF .. 67,480 — — — 7,871 75,351 2,948 1,411 —
iShares MSCI Brazil ETF ..... 92,861 — — — 8,963 101,824 3,320 2,511 —
iShares MSCI Emerging Markets
ETF .................. 16,259 — — — 22 16,281 429 133 —
iShares Russell Mid-Cap Growth
ETF .................. — 35,948 — — (1,509) 34,439 377 68 —
$ (5,676) $ (23,356) $ 14,453,863 $ 206,652 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 17 12/07/23 $ 2,080 $ (26,778)
Euro-BTP ............................................................... 3 12/07/23 348 (8,369)
Euro-Bund .............................................................. 37 12/07/23 5,032 (125,257)
Euro-OAT ............................................................... 9 12/07/23 1,172 (20,672)
SGX Nikkei 225 Index ....................................................... 6 12/07/23 1,277 (34,618)
Australia 10-Year Bond ...................................................... 26 12/15/23 1,872 (53,380)
EURO STOXX 50 Index ..................................................... 2 12/15/23 89 (1,499)
EURO STOXX Banks Price Index ............................................... 15 12/15/23 88 1,686
MSCI Emerging Markets E-Mini Index ............................................ 5 12/15/23 239 (7,664)
S&P 500 E-Mini Index ....................................................... 2 12/15/23 433 (5,064)
U.S. Treasury Long Bond ..................................................... 2 12/19/23 228 (12,872)
U.S. Treasury Ultra Bond ..................................................... 4 12/19/23 476 (3,126)
Long Gilt ................................................................ 4 12/27/23 460 (1,648)
U.S. Treasury 5-Year Note .................................................... 189 12/29/23 19,907 (132,671)
(431,932)
Short Contracts
Euro- Buxl ............................................................... 1 12/07/23 129 10,103
Euro-Schatz ............................................................. 5 12/07/23 555 2,494
Japan 10-Year Bond ........................................................ 3 12/13/23 2,910 16,719
FTSE 100 Index ........................................................... 1 12/15/23 93 (453)
NASDAQ 100 E-Mini Index ................................................... 15 12/15/23 4,460 189,964
U.S. Treasury 10-Year Note ................................................... 94 12/19/23 10,153 170,905
U.S. Treasury 10-Year Ultra Note ............................................... 161 12/19/23 17,957 521,812
U.S. Treasury 2-Year Note .................................................... 124 12/29/23 25,134 40,718
952,262
$ 520,330
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 87,885,000 USD 98,272 Goldman Sachs International 12/14/23 $ 70
INR 11,437,000 USD 136,941 Citibank NA 12/14/23 190
MXN 854,000 USD 48,376 Barclays Bank plc 12/14/23 22
MXN 1,213,034 USD 67,797 Citibank NA 12/14/23 949
MXN 2,219,435 USD 125,205 Morgan Stanley & Co. International plc 12/14/23 575
USD 48,815 BRL 243,000 Citibank NA 12/14/23 916
USD 368,613 BRL 1,858,481 Goldman Sachs International 12/14/23 2,278
USD 144,110 COP 586,270,427 BNP Paribas SA 12/14/23 3,073
USD 47,318 COP 194,895,000 Citibank NA 12/14/23 433
USD 63,082 COP 259,079,000 Standard Chartered Bank 12/14/23 756
USD 35,612 CZK 817,000 Barclays Bank plc 12/14/23 280
USD 63,656 CZK 1,456,000 BNP Paribas SA 12/14/23 690
USD 84,219 CZK 1,923,563 JPMorgan Chase Bank NA 12/14/23 1,033
USD 21,498 EUR 20,000 Barclays Bank plc 12/14/23 281
USD 42,056 HUF 15,426,000 Bank of America NA 12/14/23 684
USD 106,970 IDR 1,648,906,419 BNP Paribas SA 12/14/23 553
USD 42,603 INR 3,548,000 BNP Paribas SA 12/14/23 62
USD 21,400 KRW 28,467,000 Citibank NA 12/14/23 271
USD 49,533 MXN 862,000 Citibank NA 12/14/23 681
USD 21,478 MYR 100,000 Barclays Bank plc 12/14/23 33
USD 20,962 PLN 91,000 Bank of America NA 12/14/23 186
USD 221,711 PLN 957,546 Morgan Stanley & Co. International plc 12/14/23 3,097
USD 50,129 THB 1,795,000 Barclays Bank plc 12/14/23 508
USD 85,960 THB 3,041,000 Citibank NA 12/14/23 1,895

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 49,367 ZAR 940,000 BNP Paribas SA 12/14/23 $ 43
ZAR 930,000 USD 48,266 Goldman Sachs International 12/14/23 533
EUR 468,753 USD 494,615 JPMorgan Chase Bank NA 12/20/23 2,856
NOK 7,183,751 CHF 594,549 BNP Paribas SA 12/20/23 17,688
NZD 123,715 USD 73,261 Bank of New York Mellon 12/20/23 890
SEK 6,402,004 USD 578,231 State Street Bank and Trust Co. 12/20/23 10,118
USD 400,040 BRL 1,991,241 Citibank NA 12/20/23 7,784
USD 3,737 BRL 18,594 Royal Bank of Canada 12/20/23 74
USD 532,538 EUR 493,926 JPMorgan Chase Bank NA 12/20/23 8,351
USD 453,560 GBP 362,878 HSBC Bank plc 12/20/23 10,560
USD 4,089 GBP 3,270 Morgan Stanley & Co. International plc 12/20/23 97
USD 1,286,648 HKD 10,049,309 HSBC Bank plc 12/20/23 1,195
USD 38,728 HKD 302,494 Morgan Stanley & Co. International plc 12/20/23 35
USD 133,692 IDR 2,056,245,021 BNP Paribas SA 12/20/23 996
USD 6,652 IDR 102,313,891 Royal Bank of Canada 12/20/23 49
USD 163,059 INR 13,581,014 Citibank NA 12/20/23 273
USD 576,820 NOK 6,155,353 Citibank NA 12/20/23 89
COP 392,555,000 USD 89,441 BNP Paribas SA 05/17/24 2,057
83,204
USD 93,935 COP 392,555,000 BNP Paribas SA 10/17/23 (1,897)
COP 283,159,000 USD 69,654 Morgan Stanley & Co. International plc 10/30/23 (825)
BRL 193,355 USD 38,696 JPMorgan Chase Bank NA 12/14/23 (583)
COP 55,399,449 USD 13,620 JPMorgan Chase Bank NA 12/14/23 (293)
CZK 464,020 USD 20,220 HSBC Bank plc 12/14/23 (153)
EUR 90,000 USD 96,690 Barclays Bank plc 12/14/23 (1,213)
EUR 60,000 USD 64,797 JPMorgan Chase Bank NA 12/14/23 (1,147)
HUF 66,082,828 USD 179,683 Barclays Bank plc 12/14/23 (2,452)
IDR 388,438,631 USD 25,276 Citibank NA 12/14/23 (207)
KRW 127,685,000 USD 96,073 Citibank NA 12/14/23 (1,300)
MXN 2,124,474 USD 122,515 JPMorgan Chase Bank NA 12/14/23 (2,115)
MYR 359,982 USD 77,449 Barclays Bank plc 12/14/23 (251)
PLN 279,000 USD 64,727 Citibank NA 12/14/23 (1,030)
PLN 91,000 USD 20,857 Goldman Sachs International 12/14/23 (81)
THB 13,300,910 USD 376,199 Barclays Bank plc 12/14/23 (8,512)
USD 47,486 BRL 242,000 Deutsche Bank AG 12/14/23 (216)
USD 20,757 CLP 18,736,000 BNP Paribas SA 12/14/23 (208)
USD 47,587 MXN 850,000 Citibank NA 12/14/23 (585)
USD 83,764 MXN 1,499,000 Goldman Sachs International 12/14/23 (1,188)
USD 868,887 MXN 15,412,757 HSBC Bank plc 12/14/23 (4,595)
USD 111,470 ZAR 2,154,000 Barclays Bank plc 12/14/23 (1,554)
USD 309,194 ZAR 5,977,091 Deutsche Bank AG 12/14/23 (4,436)
ZAR 703,227 USD 36,954 State Street Bank and Trust Co. 12/14/23 (55)
AUD 3,371,891 USD 2,175,099 BNP Paribas SA 12/20/23 (1,093)
AUD 104,292 USD 67,271 JPMorgan Chase Bank NA 12/20/23 (29)
CAD 1,333,085 USD 985,492 Nomura International plc 12/20/23 (2,759)
CHF 2,356,958 USD 2,667,496 HSBC Bank plc 12/20/23 (69,311)
CNY 4,384,033 USD 604,994 BNP Paribas SA 12/20/23 (2,136)
DKK 3,705,590 USD 536,371 Bank of New York Mellon 12/20/23 (8,634)
EUR 13,557 USD 14,623 BNP Paribas SA 12/20/23 (235)
EUR 253,698 USD 273,652 JPMorgan Chase Bank NA 12/20/23 (4,411)
GBP 238,704 EUR 276,600 State Street Bank and Trust Co. 12/20/23 (2,138)
GBP 286,139 USD 349,485 BNP Paribas SA 12/20/23 (168)
HUF 54,365,616 USD 149,813 Goldman Sachs International 12/20/23 (4,095)
JPY 137,793,933 EUR 880,479 HSBC Bank plc 12/20/23 (6)
JPY 831,872,137 USD 5,735,633 Deutsche Bank AG 12/20/23 (94,493)
JPY 22,723,474 USD 156,710 JPMorgan Chase Bank NA 12/20/23 (2,616)
KRW 707,340,902 USD 536,210 HSBC Bank plc 12/20/23 (11,024)
MXN 4,981,025 USD 285,887 Morgan Stanley & Co. International plc 12/20/23 (3,887)
PLN 932,408 USD 215,932 State Street Bank and Trust Co. 12/20/23 (3,165)
SGD 367,019 USD 270,997 State Street Bank and Trust Co. 12/20/23 (1,534)
TWD 15,477,300 USD 488,074 Goldman Sachs International 12/20/23 (5,521)
TWD 158,170 USD 4,986 HSBC Bank plc 12/20/23 (56)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 321,437 CHF 292,826 Goldman Sachs International 12/20/23 $ (1,359)
ZAR 5,719,145 USD 301,718 State Street Bank and Trust Co. 12/20/23 (1,786)
USD 159,660 ILS 609,420 JPMorgan Chase Bank NA 01/29/24 (1,113)
USD 82,086 ILS 312,779 Toronto Dominion Bank 01/29/24 (429)
(256,894)
$ (173,690)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
S&P 500 Index Down and In Citibank NA 238 12/15/23 USD 4,450.00 USD 4,230.00 USD 1,021 $ 842
USD Currency Up and In
Morgan Stanley &
Co. International
plc — 03/07/24 CNH 7.70 CNH 8.25 USD 1,788 2,066
2,908
Put
EUR Currency One-Touch
Morgan Stanley &
Co. International
plc — 10/20/23 USD 1.06 USD 1.06 EUR 27 $ 15,148
$ 18,056
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 23 10/13/23 USD 435.00 USD 983 $ 5,164
CBOE Volatility Index ......................... 7 10/18/23 USD 25.00 USD 12 294
CBOE Volatility Index ......................... 8 10/18/23 USD 20.00 USD 14 680
Advanced Micro Devices, Inc. ................... 16 10/20/23 USD 115.00 USD 165 1,040
Alibaba Group Holding Ltd. ..................... 83 10/20/23 USD 110.00 USD 720 623
Alphabet, Inc. .............................. 24 10/20/23 USD 135.00 USD 316 4,968
Amazon.com, Inc. ........................... 10 10/20/23 USD 140.00 USD 127 395
Amazon.com, Inc. ........................... 32 10/20/23 USD 145.00 USD 407 560
Apple, Inc. ................................ 9 10/20/23 USD 195.00 USD 154 32
Apple, Inc. ................................ 10 10/20/23 USD 180.00 USD 171 835
Apple, Inc. ................................ 13 10/20/23 USD 185.00 USD 223 319
Bunge Ltd. ................................ 8 10/20/23 USD 105.00 USD 87 3,880
Comcast Corp. ............................. 61 10/20/23 USD 47.50 USD 270 610
ConocoPhillips ............................. 24 10/20/23 USD 125.00 USD 288 2,964
Eli Lilly & Co. .............................. 2 10/20/23 USD 610.00 USD 107 89
Equitrans Midstream Corp. ..................... 3 10/20/23 USD 12.00 USD 3 23
Freeport-McMoRan, Inc. ....................... 24 10/20/23 USD 45.00 USD 89 132
MGM Resorts International ..................... 19 10/20/23 USD 50.00 USD 70 38
Micron Technology, Inc. ....................... 27 10/20/23 USD 70.00 USD 184 3,591
Microsoft Corp. ............................. 5 10/20/23 USD 345.00 USD 158 175
Microsoft Corp. ............................. 5 10/20/23 USD 340.00 USD 158 320
Rockwell Automation, Inc. ...................... 4 10/20/23 USD 320.00 USD 114 140
SPDR S&P 500 ETF Trust ...................... 26 10/20/23 USD 463.00 USD 1,111 65
Spirit AeroSystems Holdings, Inc. ................. 4 10/20/23 USD 24.00 USD 6 30
Uber Technologies, Inc. ....................... 24 10/20/23 USD 50.00 USD 110 732
UnitedHealth Group, Inc. ....................... 3 10/20/23 USD 530.00 USD 151 887
Valero Energy Corp. .......................... 12 10/20/23 USD 145.00 USD 170 3,630
Invesco QQQ Trust Series 1 .................... 7 11/10/23 USD 375.00 USD 251 2,562
Adobe, Inc. ................................ 3 11/17/23 USD 590.00 USD 153 690

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Advanced Micro Devices, Inc. ................... 12 11/17/23 USD 105.00 USD 123 $ 7,770
Alphabet, Inc. .............................. 7 11/17/23 USD 135.00 USD 92 3,360
Alphabet, Inc. .............................. 9 11/17/23 USD 140.00 USD 119 2,498
Amazon.com, Inc. ........................... 8 11/17/23 USD 135.00 USD 102 3,200
Amazon.com, Inc. ........................... 10 11/17/23 USD 140.00 USD 127 2,540
Amazon.com, Inc. ........................... 10 11/17/23 USD 155.00 USD 127 595
Amazon.com, Inc. ........................... 14 11/17/23 USD 150.00 USD 178 1,337
Apple, Inc. ................................ 13 11/17/23 USD 180.00 USD 223 4,095
Broadcom, Inc. ............................. 1 11/17/23 USD 900.00 USD 83 1,295
ConocoPhillips ............................. 10 11/17/23 USD 125.00 USD 120 2,930
ConocoPhillips ............................. 14 11/17/23 USD 130.00 USD 168 2,114
Devon Energy Corp. .......................... 27 11/17/23 USD 52.50 USD 129 2,525
Eli Lilly & Co. .............................. 3 11/17/23 USD 620.00 USD 161 704
Humana, Inc. .............................. 2 11/17/23 USD 490.00 USD 97 3,680
Humana, Inc. .............................. 2 11/17/23 USD 520.00 USD 97 1,310
Humana, Inc. .............................. 2 11/17/23 USD 515.00 USD 97 1,580
Humana, Inc. .............................. 3 11/17/23 USD 525.00 USD 146 1,605
Kenvue , Inc. ............................... 82 11/17/23 USD 25.00 USD 165 615
Lennar Corp. .............................. 5 11/17/23 USD 135.00 USD 56 100
Lockheed Martin Corp. ........................ 5 11/17/23 USD 435.00 USD 204 1,550
Mastercard , Inc. ............................ 3 11/17/23 USD 420.00 USD 119 1,148
Micron Technology, Inc. ....................... 24 11/17/23 USD 77.50 USD 163 1,272
Microsoft Corp. ............................. 7 11/17/23 USD 330.00 USD 221 4,918
NVIDIA Corp. .............................. 2 11/17/23 USD 440.00 USD 87 4,925
NVIDIA Corp. .............................. 6 11/17/23 USD 480.00 USD 261 6,210
Salesforce, Inc. ............................. 2 11/17/23 USD 210.00 USD 41 1,035
Salesforce, Inc. ............................. 4 11/17/23 USD 220.00 USD 81 890
SPDR Gold Shares
(a)
......................... 244 11/17/23 USD 185.00 USD 4,183 5,856
SPDR S&P 500 ETF Trust ...................... 35 11/17/23 USD 460.00 USD 1,496 2,135
Tesla, Inc. ................................. 4 11/17/23 USD 260.00 USD 100 6,000
T-Mobile US, Inc. ............................ 13 11/17/23 USD 140.00 USD 182 6,988
Uber Technologies, Inc. ....................... 20 11/17/23 USD 52.50 USD 92 1,700
Uber Technologies, Inc. ....................... 20 11/17/23 USD 47.50 USD 92 4,800
Valero Energy Corp. .......................... 8 11/17/23 USD 155.00 USD 113 1,816
Walmart, Inc. .............................. 16 11/17/23 USD 170.00 USD 256 1,712
Delta Air Lines, Inc. .......................... 20 12/15/23 USD 42.00 USD 74 1,290
Delta Air Lines, Inc. .......................... 100 12/15/23 USD 45.00 USD 370 2,500
Intel Corp. ................................ 41 12/15/23 USD 38.00 USD 146 6,232
NVIDIA Corp. .............................. 4 12/15/23 USD 440.00 USD 174 14,510
United Airlines Holdings, Inc. .................... 20 12/15/23 USD 48.00 USD 85 2,130
Freeport-McMoRan, Inc. ....................... 34 01/19/24 USD 45.00 USD 127 2,737
Pfizer, Inc. ................................ 24 01/19/24 USD 47.00 USD 80 84
Pfizer, Inc. ................................ 40 01/19/24 USD 50.00 USD 133 100
Sabre Corp. ............................... 5 01/19/24 USD 7.00 USD 2 90
Sabre Corp. ............................... 6 01/19/24 USD 6.00 USD 3 174
162,123
Put
Ally Financial, Inc. ........................... 3 10/20/23 USD 23.00 USD 8 60
Fortinet, Inc. ............................... 8 10/20/23 USD 55.00 USD 47 340
iShares 20+ Year Treasury Bond ETF .............. 8 10/20/23 USD 85.00 USD 71 356
iShares iBoxx $ High Yield Corporate Bond ETF ....... 5 10/20/23 USD 71.00 USD 37 373
iShares iBoxx $ High Yield Corporate Bond ETF ....... 17 10/20/23 USD 73.00 USD 125 553
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 5 10/20/23 USD 82.00 USD 41 295
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 5 10/20/23 USD 80.00 USD 41 98
iShares Russell 2000 ETF ...................... 5 10/20/23 USD 178.00 USD 88 1,800
Netflix, Inc. ................................ 1 10/20/23 USD 350.00 USD 38 710
Seagate Technology Holdings plc ................. 4 10/20/23 USD 60.00 USD 26 142
SPDR S&P 500 ETF Trust ...................... 4 10/20/23 USD 416.00 USD 171 1,006
Spirit AeroSystems Holdings, Inc. ................. 2 10/20/23 USD 15.00 USD 3 100
Stellantis NV ............................... 5 10/20/23 USD 16.00 USD 10 38
Frontier Communications Parent, Inc. .............. 4 11/17/23 USD 12.50 USD 6 180
iShares iBoxx $ High Yield Corporate Bond ETF ....... 5 11/17/23 USD 71.00 USD 37 123

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ High Yield Corporate Bond ETF ....... 11 11/17/23 USD 72.00 USD 81 $ 710
SPDR S&P 500 ETF Trust ...................... 2 11/17/23 USD 435.00 USD 85 2,369
US Global Jets ETF .......................... 5 11/17/23 USD 16.00 USD 9 163
Ford Motor Co. ............................. 11 12/15/23 USD 10.00 USD 14 149
Stellantis NV ............................... 5 12/15/23 USD 14.00 USD 10 50
9,615
$ 171,738
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 11/13/23 HKD 7.81 USD 773 $ 1,973
Mitsubishi UFJ Financial
Group, Inc. ........... Citibank NA 6 12/08/23 JPY 1,378.02 JPY 8 1,161
TOPIX Bank Index ........ BNP Paribas SA 57,840 01/12/24 JPY 286.63 JPY 15,138 2,557
TOPIX Bank Index ........ Goldman Sachs International 96,362 01/12/24 JPY 286.49 JPY 25,221 4,282
TOPIX Bank Index ........ JPMorgan Chase Bank NA 38,598 01/12/24 JPY 286.56 JPY 10,102 1,711
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 3,847 3,442
15,126
Put
USD Currency ........... Citibank NA — 10/09/23 INR 82.00 USD 368 20
EUR Currency ........... JPMorgan Chase Bank NA — 11/22/23 USD 1.05 EUR 1,395 11,641
GBP Currency ........... Bank of America NA — 11/22/23 CHF 1.10 GBP 614 3,715
USD Currency ........... Barclays Bank plc — 11/22/23 MXN 17.25 USD 460 4,227
19,603
$ 34,729
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
Markit CDX North
American Investment
Grade Index Series
41.V1 Quarterly BNP Paribas SA 10/18/23 USD 77.50 USD 675 $ 443
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
41.V1 Quarterly Deutsche Bank AG 10/18/23 USD 85.00 USD 460 138
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly Barclays Bank plc 11/15/23 USD 96.00 USD 130 305
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly
JPMorgan Chase Bank
NA 10/18/23 USD 99.50 USD 190 587
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly Bank of America NA 10/18/23 USD 100.50 USD 155 504
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 EUR 450.00 EUR 70 242

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 EUR 475.00 EUR 65 $ 108
$ 2,327
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 2.75% Annual
Goldman Sachs
International 10/19/23 2.75 % USD 1,076 $ —
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 853 1
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 853 2
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 354 3
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 274 27
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.45% At Termination Citibank NA 02/12/24 4.45 USD 15,590 9,752
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.00% Annual
JPMorgan Chase
Bank NA 03/01/24 3.00 EUR 1,180 7,227
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.18% Annual
JPMorgan Chase
Bank NA 03/18/24 3.18 EUR 970 9,709
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Semi-Annual
Nomura International
plc 03/18/24 3.65 USD 762 7,052
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.20% Semi-Annual
JPMorgan Chase
Bank NA 03/28/24 4.20 USD 5,649 22,553
56,326
Put
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 4.55 USD 853 2,535
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 853 6,079
30-Year Interest Rate Swap
(a)
3.65% Semi-Annual 1-day SOFR Annual Citibank NA 11/01/23 3.65 USD 397 26,564
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 354 594
35,772
$ 92,098
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... Down and In Citibank NA 10/20/23 USD 1.05 EUR 1.04 EUR 610 $ (2,122)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 7 10/18/23 USD 40.00 USD 12 $ (102)
CBOE Volatility Index .......................... 8 10/18/23 USD 30.00 USD 14 (220)
Advanced Micro Devices, Inc. .................... 33 10/20/23 USD 130.00 USD 339 (215)
Alibaba Group Holding Ltd. ...................... 83 10/20/23 USD 130.00 USD 720 (166)
Alphabet, Inc. ............................... 24 10/20/23 USD 145.00 USD 316 (456)
Amazon.com, Inc. ............................ 33 10/20/23 USD 155.00 USD 419 (182)
Bunge Ltd. ................................. 8 10/20/23 USD 120.00 USD 87 (160)
ConocoPhillips .............................. 24 10/20/23 USD 135.00 USD 288 (216)
Eli Lilly & Co. ............................... 2 10/20/23 USD 640.00 USD 107 (51)
Fortinet, Inc. ................................ 8 10/20/23 USD 70.00 USD 47 (80)
Microsoft Corp. .............................. 5 10/20/23 USD 365.00 USD 158 (28)
Microsoft Corp. .............................. 10 10/20/23 USD 370.00 USD 316 (40)
Advanced Micro Devices, Inc. .................... 12 11/17/23 USD 120.00 USD 123 (2,364)
Eli Lilly & Co. ............................... 2 11/17/23 USD 670.00 USD 107 (146)
NVIDIA Corp. ............................... 6 11/17/23 USD 540.00 USD 261 (1,340)
SPDR Gold Shares
(a)
.......................... 244 11/17/23 USD 195.00 USD 4,183 (1,830)
Delta Air Lines, Inc. ........................... 100 12/15/23 USD 50.00 USD 370 (650)
NVIDIA Corp. ............................... 4 12/15/23 USD 530.00 USD 174 (3,989)
SPDR S&P 500 ETF Trust ....................... 5 12/15/23 USD 420.00 USD 214 (10,109)
Freeport-McMoRan, Inc. ........................ 34 01/19/24 USD 50.00 USD 127 (1,036)
(23,380)
Put
Advanced Micro Devices, Inc. .................... 8 10/20/23 USD 95.00 USD 82 (980)
Amazon.com, Inc. ............................ 24 10/20/23 USD 120.00 USD 305 (2,976)
Apple, Inc. ................................. 4 10/20/23 USD 160.00 USD 68 (324)
Apple, Inc. ................................. 5 10/20/23 USD 170.00 USD 86 (1,453)
Comcast Corp. .............................. 61 10/20/23 USD 42.50 USD 270 (2,105)
Eli Lilly & Co. ............................... 2 10/20/23 USD 560.00 USD 107 (5,245)
Fortinet, Inc. ................................ 8 10/20/23 USD 45.00 USD 47 (40)
Freeport-McMoRan, Inc. ........................ 16 10/20/23 USD 38.00 USD 60 (2,872)
iShares 20+ Year Treasury Bond ETF ............... 8 10/20/23 USD 80.00 USD 71 (76)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 5 10/20/23 USD 75.00 USD 41 (60)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 5 10/20/23 USD 77.00 USD 41 (70)
iShares Russell 2000 ETF ....................... 5 10/20/23 USD 163.00 USD 88 (170)
MGM Resorts International ...................... 9 10/20/23 USD 40.00 USD 33 (3,060)
Micron Technology, Inc. ........................ 27 10/20/23 USD 52.50 USD 184 (162)
Microsoft Corp. .............................. 2 10/20/23 USD 305.00 USD 63 (615)
Netflix, Inc. ................................. 1 10/20/23 USD 300.00 USD 38 (100)
Rockwell Automation, Inc. ....................... 4 10/20/23 USD 270.00 USD 114 (700)
Seagate Technology Holdings plc .................. 4 10/20/23 USD 55.00 USD 26 (28)
SPDR S&P 500 ETF Trust ....................... 4 10/20/23 USD 400.00 USD 171 (318)
UnitedHealth Group, Inc. ........................ 3 10/20/23 USD 450.00 USD 151 (287)
Invesco QQQ Trust Series 1 ..................... 2 11/10/23 USD 325.00 USD 72 (327)
Adobe, Inc. ................................. 3 11/17/23 USD 510.00 USD 153 (6,180)
Advanced Micro Devices, Inc. .................... 12 11/17/23 USD 85.00 USD 123 (1,530)
Alphabet, Inc. ............................... 9 11/17/23 USD 120.00 USD 119 (1,688)
Amazon.com, Inc. ............................ 10 11/17/23 USD 120.00 USD 127 (3,750)
Amazon.com, Inc. ............................ 10 11/17/23 USD 125.00 USD 127 (5,575)
Amazon.com, Inc. ............................ 13 11/17/23 USD 130.00 USD 165 (10,368)
Amazon.com, Inc. ............................ 14 11/17/23 USD 115.00 USD 178 (3,381)
Apple, Inc. ................................. 8 11/17/23 USD 155.00 USD 137 (1,364)
Broadcom, Inc. .............................. 1 11/17/23 USD 760.00 USD 83 (1,155)
ConocoPhillips .............................. 20 11/17/23 USD 110.00 USD 240 (3,360)
Devon Energy Corp. ........................... 27 11/17/23 USD 45.00 USD 129 (3,645)
Eli Lilly & Co. ............................... 2 11/17/23 USD 540.00 USD 107 (4,615)
Humana, Inc. ............................... 3 11/17/23 USD 450.00 USD 146 (1,755)
Humana, Inc. ............................... 4 11/17/23 USD 440.00 USD 195 (1,720)
Kenvue , Inc. ................................ 55 11/17/23 USD 20.00 USD 110 (3,850)
Lennar Corp. ............................... 5 11/17/23 USD 115.00 USD 56 (3,125)
Lockheed Martin Corp. ......................... 3 11/17/23 USD 370.00 USD 123 (623)
Mastercard , Inc. ............................. 3 11/17/23 USD 360.00 USD 119 (885)
Micron Technology, Inc. ........................ 24 11/17/23 USD 57.50 USD 163 (1,056)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Microsoft Corp. .............................. 4 11/17/23 USD 285.00 USD 126 $ (1,270)
NextEra Energy, Inc. .......................... 9 11/17/23 USD 65.00 USD 52 (6,975)
NVIDIA Corp. ............................... 1 11/17/23 USD 380.00 USD 43 (593)
NVIDIA Corp. ............................... 6 11/17/23 USD 400.00 USD 261 (6,165)
Pfizer, Inc. ................................. 27 11/17/23 USD 30.00 USD 90 (878)
Salesforce, Inc. .............................. 4 11/17/23 USD 185.00 USD 81 (838)
SPDR Gold Shares
(a)
.......................... 122 11/17/23 USD 175.00 USD 2,092 (52,765)
Tesla, Inc. .................................. 2 11/17/23 USD 220.00 USD 50 (1,350)
Uber Technologies, Inc. ........................ 20 11/17/23 USD 42.50 USD 92 (2,860)
Uber Technologies, Inc. ........................ 20 11/17/23 USD 37.50 USD 92 (880)
Valero Energy Corp. ........................... 8 11/17/23 USD 120.00 USD 113 (824)
Walmart, Inc. ............................... 16 11/17/23 USD 150.00 USD 256 (2,128)
Delta Air Lines, Inc. ........................... 20 12/15/23 USD 35.00 USD 74 (2,680)
Intel Corp. ................................. 41 12/15/23 USD 30.00 USD 146 (2,378)
NVIDIA Corp. ............................... 4 12/15/23 USD 310.00 USD 174 (960)
United Airlines Holdings, Inc. ..................... 20 12/15/23 USD 41.00 USD 85 (4,360)
Freeport-McMoRan, Inc. ........................ 34 01/19/24 USD 38.00 USD 127 (11,050)
(180,547)
$ (203,927)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. HSBC Bank plc — 10/11/23 MXN 18.00 USD 357 $ (780)
USD Currency .............. Barclays Bank plc — 11/22/23 MXN 18.25 USD 460 (3,919)
Mitsubishi UFJ Financial Group,
Inc. ................... Citibank NA 11 12/08/23 JPY 1,509.26 JPY 14 (569)
TOPIX Bank Index ........... BNP Paribas SA 57,840 01/12/24 JPY 313.92 JPY 15,138 (924)
TOPIX Bank Index ........... Goldman Sachs International 96,362 01/12/24 JPY 313.77 JPY 25,221 (1,549)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 38,598 01/12/24 JPY 313.85 JPY 10,102 (619)
(8,360)
Put
EUR Currency .............. JPMorgan Chase Bank NA — 11/22/23 USD 1.03 EUR 1,395 (4,353)
GBP Currency .............. Bank of America NA — 11/22/23 CHF 1.08 GBP 767 (1,477)
USD Currency .............. Barclays Bank plc — 11/22/23 MXN 16.80 USD 460 (1,124)
(6,954)
$ (15,314)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
41.V1 1.00 % Quarterly BNP Paribas SA 10/18/23 BBB+ USD 95.00 USD 675 $ (74)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 41.V1 5.00 Quarterly JPMorgan Chase Bank NA 10/18/23 B+ USD 96.00 USD 190 (118)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 % Quarterly Bank of America NA 10/18/23 B+ USD 98.50 USD 155 $ (148)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
41.V1 1.00 Quarterly Deutsche Bank AG 10/18/23 BBB+ USD 100.00 USD 460 (59)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 BB- EUR 500.00 EUR 70 (64)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 10/18/23 BB- EUR 550.00 EUR 65 (32)
$ (495)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2Yx2Y Interest Rate Swap
(a)
. 2.45% Annual 1-day SOFR Annual
Goldman Sachs
International 10/19/23 2.45 % USD 1,076 $ —
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 3.09 USD 3,412 —
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 11/14/23 2.75 USD 2,743 (8)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 473 (22)
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1-day SOFR At Termination Citibank NA 02/12/24 3.75 USD 11,692 (2,473)
5-Year Interest Rate Swap
(a)
. 2.50% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/01/24 2.50 EUR 1,180 (2,231)
5-Year Interest Rate Swap
(a)
. 2.68% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/18/24 2.68 EUR 970 (3,324)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Nomura International
plc 03/18/24 3.15 USD 762 (2,420)
2-Year Interest Rate Swap
(a)
. 3.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/24 3.80 USD 5,649 (13,273)
(23,751)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Semi-Annual
Goldman Sachs
International 10/02/23 3.93 USD 926 (27,331)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.10% Semi-Annual Citibank NA 10/06/23 5.10 USD 5,883 (1,376)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Semi-Annual
Goldman Sachs
International 10/13/23 3.50 USD 1,287 (81,659)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/13/23 4.25 USD 5,575 (73,371)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual
Goldman Sachs
International 10/16/23 4.05 USD 2,845 (47,994)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/17/23 4.25 USD 2,584 (33,854)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 10/19/23 3.30 USD 538 (5,943)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Semi-Annual
Goldman Sachs
International 10/27/23 4.40 USD 1,005 (5,351)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 11/01/23 4.00 USD 397 (9,767)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual Citibank NA 11/01/23 5.00 USD 1,987 (3,418)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.80% Semi-Annual
Goldman Sachs
International 11/08/23 4.80 % USD 7,896 $ (31,118)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.85% Semi-Annual
JPMorgan Chase
Bank NA 11/10/23 4.85 USD 5,902 (19,777)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 1,097 (5,106)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 473 (26,311)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Semi-Annual Citibank NA 01/05/24 4.50 USD 989 (7,881)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.45% Annual
JPMorgan Chase
Bank NA 03/01/24 3.45 EUR 1,180 (10,775)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.58% Annual
JPMorgan Chase
Bank NA 03/18/24 3.58 EUR 970 (7,268)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 4.05% Annual BNP Paribas SA 03/18/24 4.05 EUR 2,720 (4,089)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 2,691 (74,451)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.20% Semi-Annual
JPMorgan Chase
Bank NA 03/28/24 5.20 USD 2,825 (6,625)
(483,465)
$ (507,216)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 90 $ (6,014) $ (8,380) $ 2,366
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 162 (2,137) (196) (1,941)
Markit CDX North American High Yield Index
Series 41.V1 ..................... 5.00 Quarterly 12/20/28 USD 45 (429) (271) (158)
$ (8,580) $ (8,847) $ 267
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5.00 % Quarterly 12/20/27 BB- EUR 328 $ 20,717 $ (9,508) $ 30,225
Markit CDX North American
High Yield Index Series
39.V2 ........... 5.00 Quarterly 12/20/27 BB- USD 152 3,814 7 3,807
$ 24,531 $ (9,501) $ 34,032
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 $ (9,288) $ — $ (9,288)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (9,043) — (9,043)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 7,439 (171,512) — (171,512)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 3,719 118,970 — 118,970
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 10,529 (242,594) — (242,594)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 5,265 162,282 — 162,282
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 1,943 (26,863) — (26,863)
1-day SOFR At Termination 5.45% At Termination 10/02/23
(a)
10/02/24 USD 24,066 1,166 962 204
28-day MXIBTIIE Monthly 9.78% Monthly N/A 02/04/25 MXN 21,943 (21,630) — (21,630)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 10,972 (10,733) — (10,733)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 10,972 (10,611) — (10,611)
28-day MXIBTIIE Monthly 9.20% Monthly 09/18/24
(a)
09/17/25 MXN 3,327 (1,095) — (1,095)
28-day MXIBTIIE Monthly 10.53% Monthly N/A 09/24/25 MXN 5,003 (559) — (559)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 4,900 1,014 — 1,014
1-day SOFR Annual 5.00% Annual 10/02/23
(a)
10/02/25 USD 8,856 6,342 1,442 4,900
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (23,221) — (23,221)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (31,965) — (31,965)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (26,385) — (26,385)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (15,901) — (15,901)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (23,665) — (23,665)
28-day MXIBTIIE Monthly 9.69% Monthly N/A 09/16/26 MXN 3,500 (2,172) — (2,172)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 245,230 (2,360) — (2,360)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 245,230 (2,318) — (2,318)
3-mo. CD_KSDA Quarterly 3.39% Quarterly N/A 09/20/26 KRW 245,193 (2,292) — (2,292)
8.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/20/26 ZAR 5,345 2,159 — 2,159
1-day SOFR Annual 4.69% Annual 10/02/23
(a)
10/02/26 USD 1,372 1,752 309 1,443
3-mo. JIBAR Quarterly 8.74% Quarterly 12/20/23
(a)
12/20/26 ZAR 4,936 1,193 — 1,193
3.88% Annual 6-mo. WIBOR Semi-Annual 12/20/23
(a)
12/20/26 PLN 1,017 2,550 — 2,550
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 742 (7,317) — (7,317)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (59,367) — (59,367)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 4,956 — 4,956
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 7,754 (8,517) — (8,517)
1-day SOFR Annual 4.42% Annual 10/02/23
(a)
10/02/28 USD 2,192 3,127 500 2,627
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 187,640 — 187,640
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (19,961) — (19,961)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 1,045 (38,259) — (38,259)
28-day MXIBTIIE Monthly 8.17% Monthly N/A 06/10/33 MXN 7,419 (35,500) — (35,500)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 122 — 122
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 65 — 65
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 144 — 144
1-day SOFR Annual 4.31% Annual N/A 09/29/33 USD 9,964 22,783 701 22,082
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (249) 78 (327)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 3,470 (5,240) 989 (6,229)
$ (292,352) $ 4,981 $ (297,333)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ (2,232) $ — $ (2,232)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Barclays Bank plc 06/20/24 USD 5 $ 25 $ 242 $ (217)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 5 104 212 (108)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 10 664 1,509 (845)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5 332 901 (569)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (127) 118 (245)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (127) 118 (245)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 10 (169) 147 (316)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 10 (158) 117 (275)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 10 (1,031) (219) (812)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 10 3,056 2,257 799
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 10 3,055 2,195 860
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 756 989 (233)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 100 (852) 3,368 (4,220)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (341) 1,302 (1,643)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 205 140 65
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 190 130 60
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 15 878 629 249
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (127) 652 (779)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 5 (528) (467) (61)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 45 354 362 (8)
$ – $ – $ –
$ 6,159 $ 14,702 $ (8,543)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 6,328 $ (22) $ — $ (22)
1-day
BZDIOVER At Termination 13.15% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,325 17,558 — 17,558
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,323 17,922 — 17,922
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 1,748 9,690 — 9,690
1-day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 (33,351) — (33,351)
1-day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (35,856) — (35,856)
10.20% At Termination 1-day IBR At Termination
Goldman Sachs
International 02/28/25 COP 542,950 1,531 — 1,531
1-day
BZDIOVER At Termination 10.11% At Termination
Goldman Sachs
International 01/02/26 BRL 1,316 (3,189) — (3,189)
1-day
BZDIOVER At Termination 11.27% At Termination BNP Paribas SA 01/02/26 BRL 262 394 — 394
1-day
BZDIOVER At Termination 11.56% At Termination Barclays Bank plc 01/02/26 BRL 197 545 — 545
1-day
BZDIOVER At Termination 11.76% At Termination Citibank NA 01/02/26 BRL 150 564 — 564
1-day
BZDIOVER At Termination 11.78% At Termination JPMorgan Chase Bank NA 01/02/26 BRL 157 601 — 601
1-day
BZDIOVER At Termination 11.82% At Termination Barclays Bank plc 01/02/26 BRL 260 1,059 — 1,059
1-day
BZDIOVER At Termination 11.83% At Termination
Morgan Stanley & Co.
International plc 01/02/26 BRL 276 1,138 — 1,138

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 9.98% At Termination HSBC Bank plc 01/02/26 BRL 1,598 $ (4,681) $ — $ (4,681)
10.56% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 900 1,005 — 1,005
1-day
BZDIOVER At Termination 10.03% At Termination BNP Paribas SA 01/04/27 BRL 967 (5,211) — (5,211)
1-day
BZDIOVER At Termination 10.03% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 1,050 (5,282) — (5,282)
1-day
BZDIOVER At Termination 10.05% At Termination
Goldman Sachs
International 01/04/27 BRL 2,747 (14,502) — (14,502)
1-day
BZDIOVER At Termination 10.10% At Termination Bank of America NA 01/04/27 BRL 1,028 (5,129) — (5,129)
1-day
BZDIOVER At Termination 10.12% At Termination Bank of America NA 01/04/27 BRL 1,370 (6,659) — (6,659)
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 1,314 (6,368) — (6,368)
1-day
BZDIOVER At Termination 10.12% At Termination BNP Paribas SA 01/04/27 BRL 7 (36) — (36)
1-day
BZDIOVER At Termination 10.32% At Termination Barclays Bank plc 01/04/27 BRL 2,154 (6,674) — (6,674)
1-day
BZDIOVER At Termination 9.95% At Termination Citibank NA 01/04/27 BRL 1,052 (5,786) — (5,786)
1-day
BZDIOVER At Termination 9.97% At Termination Bank of America NA 01/04/27 BRL 1,081 (5,843) — (5,843)
1-day
BZDIOVER At Termination 9.99% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 1,051 (5,517) — (5,517)
$ (92,099) $ — $ (92,099)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
1.05% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/15/23 USD 2 $ (2,122) $ — $ (2,122)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
1.50%
At
Termination BNP Paribas SA 12/15/23 USD 1 1,336 — 1,336
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.30%
At
Termination
JPMorgan Chase Bank
NA 12/15/23 USD 5 13,088 — 13,088
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 12/15/23 USD 5 12,095 — 12,095
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 03/15/24 USD 65 (51) — (51)
$ 24,346 $ — $ 24,346

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/26/24 $ (1,826,314) $ 27,129
(c)
$ (1,802,948) 1.3%
Monthly
JPMorgan Chase
Bank NA
(d)
11/10/23 (2,557,261) 87,043
(e)
(2,474,592) 1.9
$ 114,172 $ (4,277,540)
(b) (d)
Range: 80 basis points 15-1,300 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) CitiBank NA
(c)
Amount includes $3,763 of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $4,374 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 26, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
Dollar General Corp. ....... 1 $ 106 (0.0) %
Reference Entity — Short
Common Stocks
Belgium
D'ieteren Group .......... (41) (6,912) 0.4
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (2,163) (26,374) 1.5
Suzano SA ............. (327) (3,518) 0.2
(29,892)
Canada
Brookfield Asset Management
Ltd., Class A .......... (578) (19,260) 1.1
Intact Financial Corp. ....... (36) (5,248) 0.3
Power Corp. of Canada ..... (877) (22,328) 1.2
Restaurant Brands International,
Inc. ................. (276) (18,380) 1.0
TC Energy Corp. .......... (538) (18,502) 1.0
(83,718)
China
China Overseas Land &
Investment Ltd. ........ (4,500) (9,298) 0.5
China Vanke Co. Ltd., Class H (4,035) (4,438) 0.2
Li Ning Co. Ltd. ........... (1,500) (6,264) 0.4
Xiaomi Corp., Class B ...... (10,000) (15,666) 0.9
XPeng , Inc., Class A ....... (7,400) (67,617) 3.8
Shares Value
% of Basket
Value
China (continued)
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (2,000) $ (6,908) 0.4%
ZTE Corp., Class H ........ (1,400) (4,213) 0.2
(114,404)
Denmark
Tryg A/S ............... (229) (4,191) 0.2
Finland
Metso OYJ .............. (796) (8,347) 0.5
Nordea Bank Abp ......... (886) (9,714) 0.5
(18,061)
Germany
HelloFresh SE ........... (151) (4,487) 0.3
Vonovia SE ............. (2,124) (50,887) 2.8
(55,374)
Italy
Nexi SpA ............... (1,123) (6,842) 0.4
Telecom Italia SpA ........ (114,735) (35,782) 2.0
(42,624)
Japan
Ajinomoto Co., Inc. ........ (100) (3,856) 0.2
ENEOS Holdings, Inc. ...... (3,100) (12,202) 0.7
Hitachi Ltd. ............. (200) (12,396) 0.7
MatsukiyoCocokara & Co. ... (1,800) (32,243) 1.8
Mercari , Inc. ............. (200) (4,303) 0.2
NEC Corp. .............. (100) (5,522) 0.3
Olympus Corp. ........... (1,100) (14,282) 0.8
Recruit Holdings Co. Ltd. .... (800) (24,476) 1.4
Resona Holdings, Inc. ...... (600) (3,318) 0.2
SoftBank Group Corp. ...... (200) (8,425) 0.5
Sony Group Corp. ......... (100) (8,178) 0.4
SUMCO Corp. ........... (3,500) (45,545) 2.5

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Japan (continued)
TDK Corp. .............. (100) $ (3,697) 0.2%
(178,443)
Mexico
America Movil SAB de CV ... (57,124) (49,331) 2.7
Netherlands
Heineken Holding NV ...... (174) (13,113) 0.8
Heineken NV ............ (65) (5,730) 0.3
Koninklijke Philips NV ...... (1,635) (32,622) 1.8
(51,465)
Norway
Aker ASA, Class A ......... (30) (1,844) 0.1
Aker BP ASA ............ (711) (19,632) 1.1
Salmar ASA ............. (397) (20,107) 1.1
(41,583)
Poland
InPost SA .............. (277) (3,211) 0.2
KGHM Polska Miedz SA ..... (354) (9,018) 0.5
LPP SA ................ (2) (5,936) 0.3
(18,165)
South Korea
Kakao Corp. ............. (677) (22,095) 1.2
LG Chem Ltd. ............ (11) (4,028) 0.2
LS Corp. ............... (18) (1,351) 0.1
(27,474)
Sweden
Electrolux AB, Class B ...... (495) (5,101) 0.3
EQT AB ................ (449) (8,847) 0.5
Essity AB, Class B ........ (330) (7,117) 0.4
Fastighets AB Balder, Class B . (4,028) (18,057) 1.0
Sagax AB, Class B ........ (305) (5,793) 0.3
(44,915)
Switzerland
SIG Group AG ........... (2,313) (56,982) 3.2
Sika AG (Registered) ....... (32) (8,108) 0.4
Straumann Holding AG
(Registered) ........... (102) (12,982) 0.7
(78,072)
United Kingdom
Rentokil Initial plc ......... (1,556) (11,553) 0.6
United States
Aflac, Inc. .............. (101) (7,752) 0.4
Airbnb, Inc., Class A ....... (80) (10,977) 0.6
Arch Capital Group Ltd. ..... (66) (5,261) 0.3
Arista Networks, Inc. ....... (84) (15,450) 0.9
Blackstone, Inc. .......... (393) (42,106) 2.3
Broadridge Financial Solutions,
Inc. ................. (43) (7,699) 0.4
Celanese Corp. .......... (502) (63,011) 3.5
Charles River Laboratories
International, Inc. ....... (56) (10,975) 0.6
Church & Dwight Co., Inc. ... (145) (13,286) 0.7
Constellation Energy Corp. ... (803) (87,591) 4.9
Discover Financial Services .. (60) (5,198) 0.3
Enphase Energy, Inc. ....... (45) (5,407) 0.3
Equifax, Inc. ............. (3) (549) 0.0
Gen Digital, Inc. .......... (1,007) (17,804) 1.0
Generac Holdings, Inc. ..... (167) (18,196) 1.0
Haleon plc .............. (1,424) (5,903) 0.3
Hasbro, Inc. ............. (693) (45,835) 2.5
Shares Value
% of Basket
Value
United States (continued)
Illumina, Inc. ............ (277) $ (38,027) 2.1%
Iron Mountain, Inc. ........ (111) (6,599) 0.4
KKR & Co., Inc. .......... (500) (30,800) 1.7
Lamb Weston Holdings, Inc. .. (474) (43,826) 2.4
Mosaic Co. (The) ......... (94) (3,346) 0.2
Newell Brands, Inc. ........ (689) (6,222) 0.4
Occidental Petroleum Corp. .. (93) (6,034) 0.3
Old Dominion Freight Line, Inc. (2) (818) 0.1
ON Semiconductor Corp. .... (49) (4,555) 0.3
Oracle Corp. ............ (173) (18,324) 1.0
Paramount Global, Class B ... (4,928) (63,571) 3.5
PayPal Holdings, Inc. ...... (277) (16,193) 0.9
Quanta Services, Inc. ...... (182) (34,047) 1.9
Raymond James Financial, Inc. (67) (6,729) 0.4
Republic Services, Inc. ..... (129) (18,384) 1.0
Revvity , Inc. ............. (56) (6,199) 0.3
Southwest Airlines Co. ...... (4,069) (110,148) 6.1
Take-Two Interactive Software,
Inc. ................. (726) (101,923) 5.7
Teledyne Technologies, Inc. .. (35) (14,300) 0.8
Tyson Foods, Inc., Class A ... (406) (20,499) 1.1
Waste Management, Inc. .... (172) (26,220) 1.5
(939,764)
Preferred Securities
Germany
Sartorius AG (Preference) ... (21) (7,113) 0.4
Total Reference Entity — Short ............ (1,803,054)
Net Value of Reference Entity — Citibank NA ..
$ (1,802,948)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date November 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
Banc of California, Inc. ...... 452 5,596 (0.2)
Reference Entity — Short
Common Stocks
Australia
Computershare Ltd. ........ (4,366) (72,757) 2.9
Evolution Mining Ltd. ....... (2,380) (4,968) 0.2
Fortescue Metals Group Ltd. .. (330) (4,387) 0.2
Goodman Group .......... (605) (8,292) 0.3
IDP Education Ltd. ........ (471) (6,446) 0.3
IGO Ltd. ............... (662) (5,313) 0.2
Lendlease Corp. Ltd. ....... (1,393) (6,388) 0.3
Lynas Rare Earths Ltd. ..... (6,864) (29,643) 1.2
Macquarie Group Ltd. ...... (101) (10,816) 0.4
Mineral Resources Ltd. ..... (688) (29,544) 1.2
Santos Ltd. ............. (914) (4,608) 0.2
Suncorp Group Ltd. ........ (1,180) (10,513) 0.4
(193,675)
Belgium
D'ieteren Group .......... (71) (11,970) 0.5
Brazil
Banco BTG Pactual SA ..... (637) (3,932) 0.1
BRF SA ................ (3,612) (7,387) 0.3

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Brazil (continued)
Hapvida Participacoes e
Investimentos SA ....... (94,602) $ (88,833) 3.6%
Localiza Rent a Car SA ..... (3,745) (43,734) 1.8
(143,886)
Canada
Cenovus Energy, Inc. ....... (223) (4,643) 0.2
Great-West Lifeco , Inc. ..... (219) (6,266) 0.3
Intact Financial Corp. ....... (119) (17,349) 0.7
Power Corp. of Canada ..... (717) (18,254) 0.7
Restaurant Brands International,
Inc. ................. (196) (13,052) 0.5
(59,564)
China
China Southern Airlines Co. Ltd.,
Class H .............. (20,000) (9,698) 0.4
Flat Glass Group Co. Ltd., Class
H .................. (8,000) (17,898) 0.7
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) (3,659) 0.2
Li Ning Co. Ltd. ........... (4,000) (16,703) 0.7
PICC Property & Casualty Co.
Ltd., Class H .......... (16,000) (20,488) 0.8
Shandong Gold Mining Co. Ltd.,
Class H .............. (7,500) (14,111) 0.6
Xiaomi Corp., Class B ...... (38,200) (59,844) 2.4
XPeng , Inc., Class A ....... (1,100) (10,051) 0.4
Zhuzhou CRRC Times Electric
Co. Ltd., Class H ....... (1,600) (5,526) 0.2
(157,978)
Finland
Metso OYJ .............. (1,000) (10,487) 0.4
France
Sartorius Stedim Biotech .... (203) (48,294) 2.0
Germany
HelloFresh SE ........... (1,283) (38,124) 1.6
HOCHTIEF AG ........... (78) (7,865) 0.3
Talanx AG .............. (94) (5,949) 0.2
(51,938)
Hong Kong
Sino Biopharmaceutical Ltd. .. (15,000) (5,399) 0.2
Italy
Telecom Italia SpA ........ (16,680) (5,202) 0.2
Japan
Advantest Corp. .......... (1,200) (33,472) 1.4
Fujitsu General Ltd. ........ (200) (3,758) 0.1
Lasertec Corp. ........... (100) (15,551) 0.6
Mercari , Inc. ............. (1,300) (27,970) 1.1
Mitsui Fudosan Co. Ltd. ..... (200) (4,405) 0.2
Nikon Corp. ............. (1,000) (10,532) 0.4
Olympus Corp. ........... (2,900) (37,652) 1.5
Park24 Co. Ltd. .......... (400) (5,068) 0.2
Rakuten Group, Inc. ....... (13,900) (57,112) 2.3
SBI Holdings, Inc. ......... (700) (14,732) 0.6
Socionext , Inc. ........... (200) (19,709) 0.8
SoftBank Group Corp. ...... (700) (29,488) 1.2
Square Enix Holdings Co. Ltd. . (400) (13,706) 0.6
SUMCO Corp. ........... (1,100) (14,314) 0.6
Sumitomo Corp. .......... (200) (3,992) 0.2
(291,461)
Shares Value
% of Basket
Value
Luxembourg
Reinet Investments SCA .... (280) $ (6,148) 0.2%
Netherlands
Koninklijke Philips NV ...... (408) (8,141) 0.3
Poland
Bank Polska Kasa Opieki SA . (221) (5,082) 0.2
InPost SA .............. (2,189) (25,376) 1.0
ORLEN SA ............. (474) (6,351) 0.3
(36,809)
Singapore
Sea Ltd., ADR, Class A ..... (1,372) (60,299) 2.4
South Africa
Sasol Ltd. .............. (462) (6,342) 0.3
South Korea
Delivery Hero SE ......... (349) (9,965) 0.4
Kakao Corp. ............. (245) (7,996) 0.3
LG Electronics, Inc. ........ (71) (5,298) 0.2
Lotte Energy Materials Corp. .. (173) (5,085) 0.2
LS Corp. ............... (28) (2,102) 0.1
POSCO Future M Co. Ltd. ... (167) (44,179) 1.8
POSCO Holdings, Inc. ...... (50) (19,698) 0.8
SK Innovation Co. Ltd. ...... (85) (9,326) 0.4
SK, Inc. ................ (75) (8,110) 0.3
Yuhan Corp. ............. (22) (1,235) 0.1
(112,994)
Sweden
Securitas AB, Class B ...... (585) (4,626) 0.2
Switzerland
Bachem Holding AG ....... (377) (27,807) 1.1
Tecan Group AG (Registered) . (74) (24,873) 1.0
UBS Group AG (Registered) .. (675) (16,627) 0.7
(69,307)
Taiwan
Powerchip Semiconductor
Manufacturing Corp. ..... (1,000) (825) 0.0
United Kingdom
Centrica plc ............. (5,288) (9,946) 0.4
Ocado Group plc ......... (3,635) (26,430) 1.1
(36,376)
United States
Air Transport Services Group,
Inc. ................. (187) (3,903) 0.2
Airbnb, Inc., Class A ....... (49) (6,723) 0.3
Avery Dennison Corp. ...... (110) (20,094) 0.8
Bank of America Corp. ...... (276) (7,557) 0.3
Bank of Hawaii Corp. ....... (214) (10,634) 0.4
BankUnited , Inc. .......... (220) (4,994) 0.2
Banner Corp. ............ (161) (6,823) 0.3
Block, Inc., Class A ........ (81) (3,585) 0.1
Boston Properties, Inc. ...... (1,022) (60,789) 2.5
Brandywine Realty Trust .... (41) (186) 0.0
Broadridge Financial Solutions,
Inc. ................. (211) (37,780) 1.5
Celanese Corp. .......... (88) (11,046) 0.4
Charles River Laboratories
International, Inc. ....... (312) (61,147) 2.5
Charles Schwab Corp. (The) .. (307) (16,854) 0.7
Church & Dwight Co., Inc. ... (265) (24,282) 1.0
Community Bank System, Inc. . (324) (13,676) 0.6

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
United States (continued)
Crown Castle, Inc. ......... (97) $ (8,927) 0.4%
Darden Restaurants, Inc. .... (52) (7,447) 0.3
Dollar General Corp. ....... (1) (106) 0.0
DXC Technology Co. ....... (876) (18,247) 0.7
Enphase Energy, Inc. ....... (39) (4,686) 0.2
EPAM Systems, Inc. ....... (91) (23,268) 0.9
Equifax, Inc. ............. (34) (6,228) 0.3
FB Financial Corp. ........ (286) (8,111) 0.3
Fiserv, Inc. .............. (85) (9,602) 0.4
Frontier Communications Parent,
Inc. ................. (213) (3,333) 0.1
Generac Holdings, Inc. ..... (51) (5,557) 0.2
General Electric Co. ....... (43) (4,754) 0.2
Glacier Bancorp, Inc. ....... (260) (7,410) 0.3
Independent Bank Group, Inc. . (200) (7,910) 0.3
International Business Machines
Corp. ............... (62) (8,699) 0.4
Iron Mountain, Inc. ........ (218) (12,960) 0.5
James Hardie Industries plc,
ADR ................ (163) (4,263) 0.2
KKR & Co., Inc. .......... (248) (15,277) 0.6
Laboratory Corp. of America
Holdings ............. (28) (5,629) 0.2
Lamb Weston Holdings, Inc. .. (185) (17,105) 0.7
Martin Marietta Materials, Inc. . (11) (4,515) 0.2
Morgan Stanley .......... (70) (5,717) 0.2
Newell Brands, Inc. ........ (182) (1,643) 0.1
OceanFirst Financial Corp. ... (268) (3,878) 0.2
Old Dominion Freight Line, Inc. (26) (10,638) 0.4
ON Semiconductor Corp. .... (64) (5,949) 0.2
Oracle Corp. ............ (59) (6,249) 0.3
Pacific Premier Bancorp, Inc. . (207) (4,504) 0.2
PacWest Bancorp ......... (688) (5,442) 0.2
PayPal Holdings, Inc. ...... (130) (7,600) 0.3
Pool Corp. .............. (41) (14,600) 0.6
Prosperity Bancshares, Inc. .. (121) (6,604) 0.3
Ralph Lauren Corp. ........ (59) (6,849) 0.3
Raymond James Financial, Inc. (243) (24,404) 1.0
Republic Services, Inc. ..... (33) (4,703) 0.2
Shares Value
% of Basket
Value
United States (continued)
Revvity , Inc. ............. (322) $ (35,645) 1.4%
Sabre Corp. ............. (857) (3,848) 0.2
Simmons First National Corp.,
Class A .............. (400) (6,784) 0.3
Simon Property Group, Inc. .. (71) (7,670) 0.3
STERIS plc ............. (197) (43,226) 1.7
Targa Resources Corp. ..... (125) (10,715) 0.4
Truist Financial Corp. ....... (524) (14,992) 0.6
Tyson Foods, Inc., Class A ... (153) (7,725) 0.3
Valley National Bancorp ..... (1,752) (14,997) 0.6
VF Corp. ............... (1,892) (33,432) 1.3
Washington Federal, Inc. .... (286) (7,327) 0.3
Welltower , Inc. ........... (69) (5,652) 0.2
Western Alliance Bancorp .... (302) (13,883) 0.6
Xerox Holdings Corp. ....... (121) (1,898) 0.1
Zions Bancorp NA ......... (99) (3,454) 0.1
(794,135)
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (5,024) (8,096) 0.3
Germany
Sartorius AG (Preference) ... (123) (41,659) 1.7
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (1,100) (112,222) 4.5
Vanguard Intermediate-Term
Corporate Bond ETF ..... (2,662) (202,259) 8.2
(314,481)
Rights
Brazil
Localiza Rent a Car SA ..... (27) (96) 0.0
Total Reference Entity — Short ............ (2,480,188)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (2,474,592)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day ESTR ......................................... Euro Short-Term Rate 3.88
1-day IBR ........................................... Colombian Reference Banking Indicator 12.29
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.33
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 4.13
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.53

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 496,389 $ — $ 496,389
Ireland .............................................. — 103,143 — 103,143
United States .......................................... — 900,975 174,000 1,074,975
Common Stocks
Australia ............................................. — 617,731 1 617,732
Belgium ............................................. — 31,991 — 31,991
Brazil ............................................... 220,373 — — 220,373
Canada ............................................. 1,898,087 — — 1,898,087
Cayman Islands ........................................ — — 19,941 19,941
China ............................................... 41,591 1,122,787 11,198 1,175,576
Denmark ............................................. — 427,382 — 427,382
Finland .............................................. — 56,042 — 56,042
France .............................................. — 3,650,200 — 3,650,200
Germany ............................................ 64,660 2,538,923 — 2,603,583
Hong Kong ........................................... — 364,125 — 364,125
India ............................................... — 52,879 33,894 86,773
Indonesia ............................................ — 21,707 — 21,707
Ireland .............................................. — 57,207 — 57,207
Israel ............................................... 382,840 — — 382,840
Italy ................................................ — 801,577 — 801,577
Japan ............................................... — 5,519,284 — 5,519,284
Jordan .............................................. — 6,424 — 6,424
Luxembourg .......................................... — 19,778 — 19,778
Mexico .............................................. 148,483 — — 148,483
Netherlands ........................................... 354,283 2,844,798 — 3,199,081
Norway .............................................. — 95,995 — 95,995
Peru ................................................ 9,982 — — 9,982
Saudi Arabia .......................................... — 18,722 — 18,722
Singapore ............................................ — 163,154 — 163,154
South Africa ........................................... 15,277 39,332 — 54,609
South Korea .......................................... — 675,362 — 675,362
Spain ............................................... — 696,232 — 696,232
Sweden ............................................. — 341,496 — 341,496

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Switzerland ........................................... $ — $ 1,018,214 $ — $ 1,018,214
Taiwan .............................................. — 749,988 — 749,988
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 197,902 2,982,535 — 3,180,437
United States .......................................... 48,977,842 2,118,688 848,849 51,945,379
Corporate Bonds
Australia ............................................. — 19,190 397,999 417,189
Canada ............................................. — 458,247 — 458,247
China ............................................... — 186,446 — 186,446
France .............................................. — 95,152 — 95,152
Germany ............................................ — 502,909 — 502,909
India ............................................... — 183,262 — 183,262
Israel ............................................... — 203,192 — 203,192
Italy ................................................ — 502,759 — 502,759
Luxembourg .......................................... — 257,261 — 257,261
Netherlands ........................................... — 212,619 — 212,619
Thailand ............................................. — 188,220 — 188,220
Turkey .............................................. — — 58,000 58,000
United Arab Emirates .................................... — 37,094 — 37,094
United Kingdom ........................................ — 1,486,569 — 1,486,569
United States .......................................... — 5,269,155 921,647 6,190,802
Fixed Rate Loan Interests .................................. — — 155,671 155,671
Floating Rate Loan Interests
Belgium ............................................. — 81,077 — 81,077
France .............................................. — 222,254 — 222,254
Jersey, Channel Islands ................................... — — 107,036 107,036
Netherlands ........................................... — 542,191 151,979 694,170
United States .......................................... — 1,042,822 813,392 1,856,214
Foreign Government Obligations .............................. — 7,847,567 — 7,847,567
Investment Companies .................................... 3,137,674 — — 3,137,674
Non-Agency Mortgage-Backed Securities ........................ — 3,102,287 — 3,102,287
Other Interests .......................................... — — 154,745 154,745
Preferred Securities
Brazil ............................................... 45,481 — 164,084 209,565
China ............................................... — — 402,894 402,894
Germany ............................................ — 175,398 187,372 362,770
India ............................................... — — 24,103 24,103
Israel ............................................... — — 191,494 191,494
Sweden ............................................. — — 21,907 21,907
United Kingdom ........................................ — — 75,855 75,855
United States .......................................... 200,756 22,836 2,146,156 2,369,748
U.S. Government Sponsored Agency Securities .................... — 6,312,665 — 6,312,665
U.S. Treasury Obligations ................................... — 10,970,734 — 10,970,734
Warrants .............................................. 1,181 38 30,390 31,609
Short-Term Securities
Commercial Paper ....................................... — 256,424 — 256,424
Foreign Government Obligations .............................. — 1,387,552 — 1,387,552
Money Market Funds ...................................... 8,559,913 — — 8,559,913
Options Purchased
Credit contracts .......................................... — 2,327 — 2,327
Equity contracts .......................................... 171,638 10,653 — 182,291
Foreign currency exchange contracts ........................... — 42,232 — 42,232
Interest rate contracts ...................................... — 92,098 — 92,098
Liabilities
Investment Sold Short
Common Stocks ......................................... (216,605) — — (216,605)
$ 64,211,358 $ 70,246,290 $ 7,092,607 $ 141,550,255
Investments Valued at NAV
(a)
...................................... 3,967,175
$ 145,517,430
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 38,431 $ — $ 38,431
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Equity contracts ........................................... $ 189,964 $ 142,377 $ — $ 332,341
Foreign currency exchange contracts ............................ — 83,204 — 83,204
Interest rate contracts ....................................... 762,751 564,358 — 1,327,109
Liabilities
Credit contracts ........................................... — (13,170) — (13,170)
Equity contracts ........................................... (216,655) (42,404) — (259,059)
Foreign currency exchange contracts ............................ — (270,669) — (270,669)
Interest rate contracts ....................................... (384,773) (1,461,006) — (1,845,779)
Other contracts ........................................... — (2,232) — (2,232)
$ 351,287 $ (961,111) $ — $ (609,824)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interest
Floating
Rate
Loan
Interests
Options
Purchased
Other
Interests
Preferred
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 ........ $ — $ 893,762 $ 1,227,700 $ – $ 1,367,048 $ 12,408 $ 216,702 $ 3,228,781 $ 18,896 $ 6,965,297
Transfers into Level 3 ...................... — 20,289 — – 30,438 — — — — 50,727
Transfers out of Level 3 ..................... — — — – (139,887) — — — — (139,887)
Other
(a)
................................ 170,699 — (170,699) 194,173 (194,173) — — — — —
Accrued discounts/premiums .................. — — (13,345) 830 5,452 — — — — (7,063)
Net realized gain (loss) ..................... — (1) 218 510 4,201 (15,063) — — — (10,135)
Net change in unrealized appreciation (depreciation)
(b)
. 3,301 (185,455) (231,417) 1,737 5,002 2,655 (61,957) (86,272) 11,494 (540,912)
Purchases .............................. — 201,931 569,278 – 263,408 — — 232,450 — 1,267,067
Sales ................................. — (16,643) (4,089) (41,579) (269,082) — — (161,094) — (492,487)
Closing balance, as of September 30, 2023 ........
$ 174,000 $ 913,883 $ 1,377,646 $ 155,671 $ 1,072,407 $ —
$ 154,745
$ 3,213,865 $ 30,390 $ 7,092,607
Net change in unrealized appreciation (depreciation) on
investments still held at September 30, 2023
(b)
....
$ 3,301 $ (196,780) $ (231,417) $ 1,737 $ 2,394 $ —
$ (61,957)
$ (40,141) $ 25,619 $ (497,244)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Corporate Bonds, Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $368,005. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 174,000 Income Discount Rate 9% —
Common Stocks ............................. 902,684 Market Revenue Multiple 1.40x - 20.00x 5.43x
Volatility 37% - 80% 74%
Time to Exit 1.0 – 3.0 years 2.7 years
EBIDTA Multiple 10.59x —
Gross Profit Multiple 14.25x —
Corporate Bonds ............................. 1,377,646 Income Discount Rate 12% - 48% 17%
Floating Rate Loan Interests ...................... 715,601 Income Discount Rate 10% - 19% 13%
Market EBIDTA Multiple 6.25x —
Fixed Rate Loan Interests ........................ 151,671 Income Discount Rate 14% —
Other Interests .............................. 154,745 Income Discount Rate 8% - 10% 9%
Preferred Stocks ............................. 3,213,865 Market Revenue Multiple 0.16x - 33.75x 13.99x
EBIDTAR Multiple 7.25x —
Volatility 37% - 80% 59%
Time to Exit 1.0 - 5.0 years 2.7 years
Market Adjustment
Multiple
1.20x —
Gross Profit Multiple 7.25x - 30.00x 21.44x
Income Discount Rate 12% —
Warrants .................................. 30,390 Market Revenue Multiple 3.25x - 33.75x 13.60x
Volatility 35% - 80% 66%
Time to Exit 0.3 - 8.6 years 3.9 years
$ 6,724,602
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Global Allocation Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
WIBOR Warsaw Interbank Offered Rate